   As filed with the Securities and Exchange Commission on April 1, 1998
                                                Securities Act File No. 33-57732
                                    Investment Company Act File No. 811-7462
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  __________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [_]

                        POST-EFFECTIVE AMENDMENT NO. 15                [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                               AMENDMENT NO. 16                         [X]


                              WM Variable Trust*

                        ______________________________

              (Exact Name of Registrant as Specified in Charter)


                         601 West Main Street, Suite 801
                        Spokane, Washington 99201-0613

                        ______________________________

                   (Address of Principal Executive Offices)


      Registrant's Telephone Number, including Area Code: (509)-353-3401


                               William G. Papesh
                               WM Variable Trust
                        601 West Main Street, Suite 801
                        Spokane, Washington 99201-0613

                            _______________________

                    (Name and Address of Agent for Service)

                                   Copy to:

                           Joseph B. Kittredge, Jr.
                                 Ropes & Gray
                            One International Place
                         Boston, Massachusetts 02110


It is proposed that this filing will become effective (check appropriate box):
     [X]  immediately upon filing pursuant to paragraph (b), or

     [_]  on [date] pursuant to paragraph (b), or
     [_]  60 days after filing pursuant to paragraph (a)(1), or
     [_]  75 days after filing pursuant to paragraph (a)(2), or
     [_]  on [date] pursuant to paragraph (a)(ii) of Rule 485.

                   ________________________________________


* Formerly known as The Sierra Variable Trust.

                               WM VARIABLE TRUST
                                   FORM N-1A
                             CROSS REFERENCE SHEET

PART A

Item No.                                Prospectus Heading
--------                                ------------------

1. Cover Page                           Cover Page

2. Synopsis...........                  Highlights

3. Condensed Financial
   Information........                  Financial Highlights


4. General Description of
   Registrant.........                  Management of the Trust; Investments and
                                        Risk Consideration of the Funds and
                                        Portfolios; Common Investment Practices;
                                        General Information and History

5. Management of the Fund......         Management of the Trust-Investment
                                        Management -- Distributor
                                        and-Administration; Common Investment
                                        Practices

5A. Management's Discussion of
    Fund Performance.........           Not Applicable

6. Capital Stock and Other
   Securities...............            Dividends, Distributions and Taxes;
                                        General Information and History--The
                                        Trust

7. Purchase of Securities
   Being Offered............            General Information and History --
                                        Purchase and Redemption, and -- Net
                                        Asset Value; Management of the Trust --
                                        Distributor

8. Redemption or Repurchase..           General Information and History --
                                        Purchase and Redemption

9. Pending Legal Proceedings..          Not Applicable


PART B

                                        Heading in Statement of
Item No.                                Additional Information
--------                                ----------------------

10. Cover Page.........                 Cover Page

11. Table of Contents......             Contents

12. General Information and

    History...............                    General Information and History;
                                              Management of the Trust; see
                                              Prospectus -- "General Information
                                              and History"


13. Investment Objectives and
    Policies..............                    Investment Objective and Policies
                                              of the Funds and Portfolios

14. Management of the Fund....                Management of the Trust

15. Control Persons and Principal
    Holders of Securities.....                Management of the Trust; see
                                              Prospectus -- "General Information
                                              and History"

16. Investment Advisory and
    Other Service ........                    Management of the Trust; see
                                              Prospectus-- "Management of
                                              the Trust -- Administration"


17. Brokerage Allocation and
    Other Practices.......                    Investment Objective and Policies
                                              of the Funds and Portfolios

18. Capital Stock and Other
    Securities..........                      Management of Trust; see
                                              Prospectus -- "Dividends
                                              Distributions and Taxes" and
                                              "General Information and History

19. Purchase, Redemption and
    Pricing of Securities Being
    Offering.............                     Purchase and Pricing of Shares;
                                              Net Asset Value

20. Tax Status...........                     Taxes; see Prospectus --
                                              "Dividends, Distributions and
                                              Taxes"

21. Underwriters.........                     Purchase and Pricing of Shares;
                                              see Prospectus -- "Management of
                                              the Trust -- Distributor"
22. Calculation of Performance
    Data................                      Performance; see Prospectus --
                                              "Performance"

23. Financial Statements.......               Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration
Statement.

                               WM VARIABLE TRUST

                                   PROSPECTUS

                                 APRIL 1, 1998

 MONEY MARKET FUND
 SHORT TERM HIGH QUALITY BOND FUND
 U.S. GOVERNMENT SECURITIES FUND
 INCOME FUND
 BOND & STOCK FUND
 GROWTH & INCOME FUND
 GROWTH FUND
 NORTHWEST FUND
 EMERGING GROWTH FUND
 INTERNATIONAL GROWTH FUND
 INCOME PORTFOLIO
 FLEXIBLE INCOME PORTFOLIO
 BALANCED PORTFOLIO
 CONSERVATIVE GROWTH PORTFOLIO
 STRATEGIC GROWTH PORTFOLIO

WM VARIABLE TRUST
SUITE 300
601 WEST MAIN AVENUE
SPOKANE, WASHINGTON 99201-0613

WM Variable Trust (the "Trust") is a no-load, open-end management investment company, commonly known as a mutual fund. The Trust consists of fifteen different investment funds: INCOME PORTFOLIO, FLEXIBLE INCOME PORTFOLIO, BALANCED PORTFOLIO, CONSERVATIVE GROWTH PORTFOLIO, STRATEGIC GROWTH PORTFOLIO (the "Portfolios"), and MONEY MARKET, SHORT TERM HIGH QUALITY BOND, U.S. GOVERNMENT SECURITIES, INCOME, BOND & STOCK, GROWTH & INCOME, GROWTH, NORTHWEST, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS (the "Funds"). The five Portfolios invest in the Funds (except Bond & Stock Fund), as well as the High Yield Fund, an open-end management investment company that is a series of WM Trust I (the "High Yield Fund"), and WM Prime Income Fund, a closed-end management investment company (the "Prime Income Fund") (collectively, the "Underlying Funds"). Through investment in the Underlying Funds, the Portfolios offer a range of asset allocation strategies designed to accommodate different investment philosophies and goals.

Shares of the Funds and Portfolios are currently offered only to American General Life Insurance Company ("AGL") for the purpose of providing investment choices under its variable annuity contracts. The Funds (other than the Bond & Stock and Northwest Funds) are investment choices under the WM Advantage variable annuity contract issued by AGL (the "WM Advantage Contract"). All of the Funds and Portfolios are investment choices under the WM Strategic Asset Manager variable annuity contract issued by AGL (the "WM Strategic Asset Manager Contract," and together with the WM Advantage Contract, the "Contracts"). Although each of the Portfolios may invest in shares of the High Yield Fund and Prime Income Fund, such shares are not available for direct purchase through the Contracts.

Please read this Prospectus before allocating purchase payments to the Funds or Portfolios and keep it on file for future reference. It contains useful information that can help you decide if a Fund's or a Portfolio's investment goals match your own.

A Statement of Additional Information ("SAI") about the Trust, dated April 1, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The SAI is available free upon request by calling AGL at 800-247-6584 or by writing to American General Life Insurance Company, Attention: Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401.

INVESTMENTS IN THE FUNDS AND PORTFOLIOS ARE NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THE BOND & STOCK, GROWTH & INCOME, GROWTH AND EMERGING GROWTH FUNDS MAY EACH INVEST UP TO 35% OF THEIR TOTAL ASSETS IN LOWER-RATED (NON-INVESTMENT GRADE) BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." THE HIGH YIELD FUND MAY INVEST ENTIRELY IN LOWER-RATED BONDS AND WILL GENERALLY INVEST AT LEAST 65% OF ITS ASSETS IN SUCH BONDS. BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS AND, THROUGH THE PORTFOLIOS, THE HIGH YIELD FUND. SEE "COMMON INVESTMENT PRACTICES-- LOWER-RATED SECURITIES."

SHARES OF THE FUNDS AND PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS                                                           PAGE
HIGHLIGHTS                                                           3

EXPENSES                                                             5

FINANCIAL HIGHLIGHTS                                                 6

INVESTMENTS AND RISK CONSIDERATIONS OF THE
  FUNDS AND PORTFOLIOS                                              15

COMMON INVESTMENT PRACTICES                                         23

MANAGEMENT OF THE TRUST                                             30

  BOARD OF TRUSTEES                                                 30

  INVESTMENT MANAGEMENT                                             30

  DISTRIBUTOR                                                       32

  ADMINISTRATION                                                    32

GENERAL INFORMATION AND HISTORY                                     33

  THE TRUST                                                         33

  PURCHASE AND REDEMPTION                                           34

  NET ASSET VALUE                                                   34

DIVIDENDS, DISTRIBUTIONS AND TAXES                                  35

PERFORMANCE                                                         36


                                   HIGHLIGHTS
INTRODUCTION

Owners of the WM Advantage Contract may allocate their account value among eight different Funds (all of the Funds other than the Bond & Stock Fund and the Northwest Fund), each of which has a different investment objective and different investment policies. WM Advantage Contract owners may also elect to participate in the WM Strategic Asset Management Program ("SAM Program"), which periodically reallocates account values in light of financial and investment objectives and changing economic and market conditions, through WM Funds Distributor, Inc., the Trust's distributor (the "Distributor").

Owners of the WM Strategic Asset Manager Contract may pursue an asset allocation strategy through participation in a combination of Funds designed to accommodate different investment philosophies and goals (i.e., the Portfolios), or may select the Funds in which to participate themselves, foregoing the Portfolios' asset allocation strategies. Investors participating in the Portfolios bear the operating expenses of the Portfolios (including investment advisory and administrative fees), as well as the operating expenses of the Underlying Funds.

INVESTMENT OBJECTIVES AND POLICIES

Each Fund and Portfolio has a distinct investment objective and distinct investment policies. Each Fund and Portfolio is a diversified series of the Trust. WM Advisors, Inc. ("WM Advisors," or the "Advisor") serves as investment advisor to each of the Funds and Portfolios.

MONEY MARKET FUND - seeks to maximize current income while preserving principal and maintaining liquidity. It will pursue this objective by investing in U.S. dollar-denominated money market instruments of U.S. and foreign issuers. It also seeks to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

SHORT TERM HIGH QUALITY BOND FUND - seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests, under normal market conditions, at least 65% of its assets in investment-grade short-term bonds and other fixed-income securities.

U.S. GOVERNMENT SECURITIES FUND - seeks to maximize total return while providing investors with a high level of current income, consistent with reasonable safety of principal. The Fund invests primarily in U.S. Government Securities, including mortgage-backed securities.

INCOME FUND - seeks to provide a high level of current income, consistent with the preservation of capital. The Fund pursues this objective by investing in a diversified pool of debt securities.

BOND & STOCK FUND - seeks to provide continuity of income, conservation of principal, and long-term growth of income and principal. The Fund invests primarily in bonds, preferred stocks, common stocks and convertible securities.

GROWTH & INCOME FUND - seeks long-term capital growth and current income consistent with reasonable investment risk. The Fund pursues this objective by investing primarily in common stocks. The Fund may also invest in fixed-income obligations and other securities.

GROWTH FUND - seeks long-term capital appreciation. Under normal market conditions, it pursues this objective by investing primarily in equity securities of U.S., multinational and foreign companies of all sizes that offer potential for growth.

NORTHWEST FUND - seeks long-term growth of capital by investing in common stocks of companies doing business or located in Alaska, Idaho, Montana, Oregon and Washington.

EMERGING GROWTH FUND - seeks long-term capital appreciation by investing primarily in equity securities. The Fund invests primarily in equity securities of small companies that are expected to achieve accelerated growth in earnings and revenues or that are undervalued in the market.

INTERNATIONAL GROWTH FUND - seeks long-term capital appreciation by investing primarily in equity securities of foreign issuers.

INCOME PORTFOLIO - seeks long-term total return through reinvestment of current income consistent with preservation of capital, primarily through participation in the domestic fixed-income markets with limited participation in international fixed-income markets.

FLEXIBLE INCOME PORTFOLIO - seeks total return consisting of reinvestment of income with some capital appreciation, primarily through investments in domestic and international fixed-income markets, with limited participation in domestic and international equity markets.

BALANCED PORTFOLIO - seeks total return consisting of a combination of reinvestment income and capital appreciation, consistent with reasonable risk, through participation in domestic and international fixed-income and equity markets.

CONSERVATIVE GROWTH PORTFOLIO - seeks to provide long-term capital appreciation through participation in domestic and international equity markets, with limited participation in domestic and international fixed-income markets.

STRATEGIC GROWTH PORTFOLIO - seeks to provide long-term capital appreciation, primarily through participation in domestic and international equity markets, with limited participation in domestic and international fixed-income markets.

There is no assurance that any Fund or Portfolio will meet its stated objective.

                                    EXPENSES

The purpose of the following tables is to help investors in the Funds and Portfolios understand their annual operating expenses.

FUND EXPENSES

The following table sets forth the ratios of operating expenses to average net assets of each of the Funds for the fiscal year ended December 31, 1997/1/, which have been restated to reflect current expenses, modifications of certain voluntary waivers and credits allowed by Boston Safe Deposit & Trust Company, the custodian (the "Custodian").


Fund                               Expense Ratios
----                               --------------
Money Market Fund                        .65%/2/
                                   --------------
Short Term High Quality Bond Fund       1.00%/2/
                                   --------------
U.S. Government Securities Fund          .91%
                                   --------------
Income Fund                              .96%
                                   --------------
Bond & Stock Fund                       1.50%
                                   --------------
Growth & Income Fund                    1.08%
                                   --------------
Growth Fund                             1.19%
                                   --------------
Northwest Fund                          1.50%
                                   --------------
Emerging Growth Fund                    1.21%
                                   --------------
International Growth Fund               1.36%
                                   --------------

--------------------------------------------------------------------------------
(1)The ratios shown for the Bond & Stock Fund and the Northwest Fund are estimates for such Funds' first full fiscal year.
(2) Absent a voluntary expense waiver, operating expenses would have been .85% for the Money Market Fund and 1.03% for the Short Term High Quality Bond Fund, respectively.

AGGREGATE PORTFOLIO EXPENSES

The following table sets forth estimated aggregate expenses of the Portfolios (including expenses of the Underlying Funds) combined, based upon estimated expenses of each Portfolio for the current year and actual expenses of the Underlying Funds for the most recent fiscal year (in the case of the Northwest Fund and the High Yield Fund, estimated expenses for the first full fiscal year), restated to reflect current expenses, modifications of certain voluntary waivers and credits allowed by the Custodian. The estimates assume a constant allocation by each Portfolio (other than the Income Portfolio) of its assets among the Underlying Funds identical to its actual allocation at December 31, 1997. Estimates for the Income Portfolio reflect the range of combined expenses assuming allocation by the Income Portfolio of its assets among the Underlying Funds in a manner that would, within its permissible asset allocation parameters, result in the lowest and highest combined expenses. See "Investment and Risk Considerations of the Funds and Portfolios" for information regarding limitations on the portions of each Portfolio's assets that may be invested in each of the Underlying Funds.


                               Combined Net      Without Fund
Portfolio                        Expenses     Waivers and Credits
                               -----------------------------------
Income Portfolio               1.16% to 1.35%    1.27% to 1.38%
                               -----------------------------------
Flexible Income Portfolio      1.25%                      1.30%
                               -----------------------------------
Balanced Portfolio             1.36%                      1.40%
                               -----------------------------------
Conservative Growth Portfolio  1.45%                      1.47%
                               -----------------------------------
Strategic Growth Portfolio     1.48%                      1.50%
                               -----------------------------------

                              FINANCIAL HIGHLIGHTS

  The following information has been audited by Price Waterhouse LLP, independent accountants. Their report is included in the Trust's Annual Report to Shareholders (the "Annual Report"). The Financial Statements, Notes to Financial Statements and Report of Independent Accountants sections of the Annual Report are incorporated by reference into the SAI. Further information about the performance of the Funds and the Portfolios is contained in the Annual Report. The SAI and Annual Report can be obtained at no charge by calling AGL at 800-247-6584 or writing AGL at the address shown on the cover page of this Prospectus.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                        ---------------------------------------------------------------
                            Year         Year         Year         Year     Period
                           Ended        Ended        Ended        Ended      Ended
                          12/31/97     12/31/96     12/31/95     12/31/94 12/31/93(a)
                        ---------------------------------------------------------------
MONEY MARKET FUND
 Net asset value,
  beginning of year       $  1.00      $  1.00      $  1.00       $ 1.00    $  1.00
                        ---------------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income    $ 0.049        0.049        0.053        0.037      0.016
                        ---------------------------------------------------------------
 Total from investment
  operations                0.049        0.049        0.053        0.037      0.016
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income        (0.049)      (0.049)      (0.053)      (0.037)    (0.016)
 Distributions from net
  realized capital gains  $     -       (0.000)(e)        -            -          -
                        ---------------------------------------------------------------
 Total distributions      $(0.049)      (0.049)      (0.053)      (0.037)    (0.016)
                        ---------------------------------------------------------------
 Net asset value, end of
  year                    $  1.00      $  1.00      $  1.00       $ 1.00    $  1.00
                        ---------------------------------------------------------------
 TOTAL RETURN(C)             4.99%        4.97%        5.46%        3.69%      1.59%
                        ---------------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)              $32,864      $23,266      $20,373       $6,159    $ 1,488
 Ratio of operating
  expenses to average
  net assets                 0.75%        0.58%        0.50%        0.49%      0.39%(b)
 Ratio of net investment
  income to average net
  asset                      4.88%        4.86%        5.30%        3.84%      2.54%(b)
 Ratio of operating
  expenses to average
  net assets without
  credits allowed by the
  custodian                  0.75%(d)     0.58%(d)     0.51%(d)      N/A        N/A
 Ratio of operating
  expenses to average
  net assets without fee
  waivers, expenses
  absorbed and/or
  credits allowed by the
  custodian                  0.85%(d)     0.88%(d)     1.01%(d)     1.25%      6.42%(b)
 Net investment
  income/(loss) per
  share without fee
  waivers and/or
  expenses absorbed
  and/or credits allowed
  by the custodian        $ 0.048(d)   $ 0.046(d)   $ 0.048(d)    $0.030    $(0.022)
                        ---------------------------------------------------------------
---------------------------------------------------------------------------------------

(a) The Fund commenced operations on May 10, 1993.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator, if certain expenses had not been absorbed by the investment advisor or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) Amount represents less than $0.001 per share.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                           ----------------------------------------------------
                             Year         Year         Year         Period
                            Ended        Ended        Ended          Ended
                           12/31/97     12/31/96     12/31/95     12/31/94(a)
                           ----------------------------------------------------
SHORT TERM HIGH QUALITY
 BOND FUND
 Net asset value,
  beginning of year        $  2.43      $  2.49      $  2.39        $  2.50
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income        0.14         0.15         0.12           0.08
 Net realized and
  unrealized gain/(loss)
  on investments              0.00(e)     (0.06)        0.10          (0.12)
                           ----------------------------------------------------
Total from investment
  operations                  0.14         0.09         0.22          (0.04)
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.14)       (0.15)       (0.12)         (0.07)
                           ----------------------------------------------------
 Total distributions         (0.14)       (0.15)       (0.12)         (0.07)
                           ----------------------------------------------------
 Net asset value, end of
  year                     $  2.43      $  2.43      $  2.49        $  2.39
                           ----------------------------------------------------
 TOTAL RETURN(C)              5.90%        3.74%        9.30%         (1.62)%
                           ----------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)               $11,944      $12,402      $12,365        $15,547
 Ratio of operating
  expenses to average net
  assets                      1.00%        0.98%        0.85%          0.77%(b)
 Ratio of net investment
  income to average net
  assets                      6.04%        6.08%        6.14%          5.63%(b)
 Portfolio turnover rate        43%         125%         188%            80%
 Ratio of operating
  expenses to average net
  assets without credits
  allowed by the
  custodian                   1.00%(d)     0.98%(d)     0.87%(d)        N/A
 Ratio of operating
  expenses to average net
  assets without fee
  waivers and/or credits
  allowed by the
  custodian                   1.03%(d)     1.06%(d)     1.01%(d)       1.10%(b)
 Net investment income
  per share without fee
  waivers and/or credits
  allowed by the
  custodian                $  0.14(d)   $  0.15(d)   $  0.11(d)     $  0.07

                           ----------------------------------------------------
-------------------------------------------------------------------------------

(a) The Fund commenced operations on January 12, 1994.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator, or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) Amount represents less than $0.01 per share.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                           -----------------------------------------------------------------
                             Year         Year         Year         Year         Period
                            Ended        Ended        Ended        Ended          Ended
                           12/31/97     12/31/96     12/31/95     12/31/94     12/31/93(a)
                           -----------------------------------------------------------------
U.S. GOVERNMENT
 SECURITIES FUND
 Net asset value,
  beginning of year        $  9.77      $ 10.00      $  9.13      $ 10.04        $ 10.00
                           -----------------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income        0.63         0.58         0.64         0.50           0.19
 Net realized and
  unrealized gain/(loss)
  on investments              0.26        (0.23)        0.87(e)     (0.90)(e)       0.04(e)
                           -----------------------------------------------------------------
 Total from investment
  operations                  0.89         0.35         1.51        (0.40)          0.23
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.62)       (0.58)       (0.64)       (0.50)         (0.19)
 Distributions from net
  realized gains                 -            -            -        (0.01)             -
                           -----------------------------------------------------------------
 Total distributions         (0.62)       (0.58)       (0.64)       (0.51)         (0.19)
                           -----------------------------------------------------------------
 Net asset value, end of
  year                     $ 10.04      $  9.77      $ 10.00      $  9.13        $ 10.04
                           -----------------------------------------------------------------
 TOTAL RETURN(C)              9.42%        3.69%       16.89%       (4.04)%         2.27%
                           -----------------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)               $61,656      $66,563      $52,303      $43,582        $25,069
 Ratio of operating
  expenses to average net
  assets                      0.90%        0.94%        1.00%        0.85%          0.44%(b)
 Ratio of net investment
  income to average net
  assets                      6.28%        6.18%        6.68%        5.75%          5.37%(b)
 Portfolio turnover rate       194%         282%         273%          74%           131%
 Ratio of operating
  expenses to average net
  assets without credits
  allowed by the
  custodian and/or
  interest expense            0.91%(d)     0.94%(d)     1.02%(d)      N/A            N/A
 Ratio of operating
  expenses to average net
  assets without fee
  waivers, expenses
  absorbed and/or credits
  allowed by the
  custodian                   0.91%(d)     0.94%(d)     1.03%(d)     1.02%          1.47%(b)
 Ratio of operating
  expenses to average net
  assets including
  interest expense            1.54%        1.08%        1.76%        0.86%          0.44%(b)
 Net investment income
  per share without fee
  waivers and/or expenses
  absorbed and/or credits
  allowed by the
  custodian                $  0.63(d)   $  0.58(d)   $  0.63(d)   $  0.49        $  0.15
                           -----------------------------------------------------------------
--------------------------------------------------------------------------------------------

(a) The Fund commenced operations on May 6, 1993.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator, if certain expenses had not been absorbed by the investment advisor or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                           --------------------------------------------------------------
                             Year         Year         Year         Year      Period
                            Ended        Ended        Ended        Ended       Ended
                           12/31/97     12/31/96     12/31/95     12/31/94  12/31/93(a)
                           --------------------------------------------------------------
INCOME FUND
 Net asset value,
  beginning of year        $  9.82      $ 10.48      $  9.06      $ 10.34     $ 10.00
                           --------------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income        0.70         0.68         0.70         0.47        0.23
 Net realized and
  unrealized gain/(loss)
  on investments              0.37        (0.66)        1.50        (1.30)       0.33(e)
                           --------------------------------------------------------------
 Total from investment
  operations                  1.07         0.02         2.20        (0.83)       0.56
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.70)       (0.68)       (0.78)       (0.40)      (0.22)
 Distributions from net
  realized gains                 -            -            -        (0.05)          -
                           --------------------------------------------------------------
 Total distributions         (0.70)       (0.68)       (0.78)       (0.45)      (0.22)
                           --------------------------------------------------------------
 Net asset value, end of
  year                     $ 10.19      $  9.82      $ 10.48      $  9.06     $ 10.34
                           --------------------------------------------------------------
 TOTAL RETURN(C)             11.35%        0.43%       25.09%      (8.13)%       5.62%
                           --------------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)               $51,670      $59,883      $60,676      $54,705     $28,732
 Ratio of operating
  expenses to average net
  assets                      0.96%        0.98%        0.99%        0.93%       0.54%(b)
 Ratio of net investment
  income to average net
  assets                      6.95%        6.92%        7.00%        7.28%       6.37%(b)
 Portfolio turnover rate        36%          30%          42%          23%         26%
 Ratio of operating
  expenses to average net
  assets without credits
  allowed by the
  custodian                   0.96%(d)     0.98%(d)     0.99%(d)      N/A         N/A
 Ratio of operating
  expenses to average net
  assets without fee
  waivers, expenses
  absorbed and/or credits
  allowed by the
  custodian                   0.96%(d)     0.98%(d)     0.99%(d)     1.07%       1.50%(b)
 Ratio of operating
  expenses to average net
  assets including
  interest expense               -            -         0.99%           -           -
 Net investment income
  per share without fee
  waivers and/or expenses
  absorbed and/or credits
  allowed by the
  custodian                $  0.70(d)   $  0.68(d)   $  0.70(d)   $  0.47     $  0.19
                           --------------------------------------------------------------
-----------------------------------------------------------------------------------------

(a) The Fund commenced operations on May 7, 1993.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator, if certain expenses had not been absorbed by the investment advisor or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          ------------------------------------------------------
                            Year         Year           Year         Period
                           Ended        Ended          Ended          Ended
                          12/31/97     12/31/96       12/31/95     12/31/94(a)
                          ------------------------------------------------------
GROWTH & INCOME FUND
 Net asset value,
  beginning of year       $  14.29     $ 12.83        $  9.83        $ 10.00
                          ------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income        0.06        0.12(e)        0.12           0.07
 Net realized and
  unrealized gain/(loss)
  on investments              3.90        2.54           3.05          (0.24)
                          ------------------------------------------------------
 Total from investment
  operations                  3.96        2.66           3.17          (0.17)
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.10)      (0.12)         (0.07)             -
 Distributions from net
  realized gains             (1.23)      (1.08)         (0.10)             -
                          ------------------------------------------------------
 Total distributions         (1.33)      (1.20)         (0.17)             -
                          ------------------------------------------------------
 Net asset value, end of
  year                    $  16.92     $ 14.29        $ 12.83        $  9.83
                          ------------------------------------------------------
 TOTAL RETURN(C)             28.50%      21.81%         32.41%        (1.70)%
                          ------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)              $101,794     $62,445        $46,362        $24,905
 Ratio of operating
  expenses to average
  net assets                   108%       1.13%          1.06%          1.20%(b)
 Ratio of net investment
  income to average net
  assets                      0.55%       0.93%          1.31%          1.63%(b)
 Portfolio turnover rate       109%         83%            70%            44%
 Ratio of operating
  expenses to average
  net assets without
  credits allowed by the
  custodian                   1.08%(d)    1.13%(d)       1.06%(d)        N/A
 Ratio of operating
  expenses to average
  net assets without fee
  waivers and/or credits
  allowed by the
  custodian                   1.08%(d)    1.13%(d)       1.16%(d)       1.55%(b)
 Net investment income
  per share without fee
  waivers and/or credits
  allowed by the
  custodian               $   0.06(d)  $  0.12(e)(d)  $  0.11(d)     $  0.05
 Average commission rate
  paid(f)                 $ 0.0460     $0.0533            N/A            N/A
                          ------------------------------------------------------
--------------------------------------------------------------------------------

(a) The Fund commenced operations on January 12, 1994.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) Per share numbers have been calculated using the average shares method.

(f) Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          ---------------------------------------------------------------------
                            Year         Year              Year           Year      Period
                           Ended        Ended             Ended          Ended       Ended
                          12/31/97     12/31/96          12/31/95       12/31/94  12/31/93(a)
                          ---------------------------------------------------------------------
GROWTH FUND
 Net asset value,
  beginning of year       $  16.01     $  15.72          $ 11.48        $ 11.19     $ 10.00
                          ---------------------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income        0.07         0.00(e)(g)       0.04(e)        0.04        0.02
 Net realized and
  unrealized gain on
  investments                 1.60         2.42             4.24           0.26        1.17
                          ---------------------------------------------------------------------
 Total from investment
  operations                  1.67         2.42             4.28           0.30        1.19
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.02)           -            (0.04)         (0.01)          -
 Distributions from net
  realized gains             (2.25)       (2.13)           (0.00)(g)          -           -
                          ---------------------------------------------------------------------
 Total distributions         (2.27)       (2.13)           (0.04)         (0.01)          -
                          ---------------------------------------------------------------------
 Net asset value, end of
  year                    $  15.41     $  16.01          $ 15.72        $ 11.48     $ 11.19
                          ---------------------------------------------------------------------
 TOTAL RETURN(C)             11.24%       16.15%           37.34%          2.69%      11.90%
                          ---------------------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)              $121,766     $116,064          $99,699        $62,763     $22,795
 Ratio of operating
  expenses to average
  net assets                  1.18%        1.22%            1.24%          1.26%       0.78%(b)
 Ratio of net investment
  income to average net
  assets                      0.07%        0.01%            0.29%          0.74%       0.70%(b)
 Portfolio turnover rate       158%         169%             187%           257%         86%
 Ratio of operating
  expenses to average
  net assets without
  credits allowed by the
  custodian                   1.19%(d)     1.22%(d)         1.24%(d)        N/A         N/A
 Ratio of operating
  expenses to average
  net assets without fee
  waivers, expenses
  absorbed and/or
  credits allowed by the
  custodian                   1.19%(d)     1.22%(d)         1.24%(d)       1.32%       1.92%(b)
 Net investment
  income/(loss) per
  share without fee
  waivers and/or
  expenses absorbed
  and/or credits allowed
  by the custodian        $   0.07(d)  $   0.00(g)(e)(d) $  0.04(e)(d)  $  0.04     $ (0.01)
 Average commission rate
  paid(b)                 $ 0.0070     $ 0.0460              N/A            N/A         N/A
                          ---------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

(a) The Fund commenced operations on May 7, 1993.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) Per share numbers have been calculated using the average shares method.

(f) Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.

(g) Amount represents less than $0.01 per share.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                          -------------------------------------------------------
                            Year         Year            Year         Period
                           Ended        Ended           Ended          Ended
                          12/31/97     12/31/96        12/31/95     12/31/94(a)
                          -------------------------------------------------------
EMERGING GROWTH FUND
 Net asset value,
  beginning of year       $ 14.70      $ 13.74         $ 10.53        $ 10.00
                          -------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment
  income/(loss)             (0.03)       (0.12)(e)       (0.01)          0.06
 Net realized and
  unrealized gain on
  investments                1.80         1.52            3.26           0.47
                          -------------------------------------------------------
 Total from investment
  operations                 1.77         1.40            3.25           0.53
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income             -            -           (0.04)             -
 Distributions from net
  realized gains            (0.84)       (0.44)          (0.00)(g)          -
                          -------------------------------------------------------
 Total distributions        (0.84)       (0.44)          (0.04)             -
                          -------------------------------------------------------
 Net asset value, end of
  year                    $ 15.63      $ 14.70         $ 13.74        $ 10.53
                          -------------------------------------------------------
 TOTAL RETURN(C)            12.59%       10.04%          30.99%          5.30%
                          -------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)              $45,362      $55,887         $46,058        $19,885
 Ratio of operating
  expenses to average
  net assets                 1.20%        1.20%           1.20%          1.23%(b)
 Ratio of net investment
  income/(loss) to
  average net assets       (0.58)%      (0.82)%         (0.35)%          1.03%(b)
 Portfolio turnover rate      116%          97%            135%           192%
 Ratio of operating
  expenses to average
  net assets without
  credits allowed by the
  custodian                  1.21%(d)     1.21%(d)        1.21%(d)        N/A
 Ratio of operating
  expenses to average
  net assets without fee
  waivers and/or credits
  allowed by the
  custodian                  1.21%(d)     1.21%(d)        1.28%(d)       1.38%(b)
 Net investment
  income/(loss) per
  share without fee
  waivers and/or credits
  allowed by the
  custodian               $ (0.03)(d)  $ (0.12)(e)(d)  $ (0.01)(d)    $  0.05
 Average commission rate
  paid(f)                 $0.0200      $0.0319             N/A            N/A
                          -------------------------------------------------------
---------------------------------------------------------------------------------

(a) The Fund commenced operations on January 12, 1994.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) Per share numbers have been calculated using the average shares method.

(f) Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.

(g) Amount represents less than $0.01 per share.

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.

                           ----------------------------------------------------------------
                             Year         Year           Year         Year        Period
                            Ended        Ended          Ended        Ended         Ended
                           12/31/97     12/31/96       12/31/95     12/31/94    12/31/93(a)
                           ----------------------------------------------------------------
INTERNATIONAL GROWTH FUND
 Net asset value,
  beginning of year        $ 13.02      $ 12.11        $ 11.47      $ 11.31       $ 10.00
                           ----------------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income        0.71         0.07(e)        0.18         0.01          0.02
 Net realized and
  unrealized gain/(loss)
  on investments             (0.97)        1.01           0.58         0.19(h)       1.29
                           ----------------------------------------------------------------
 Total from investment
  operations                 (0.26)        1.08           0.76         0.20          1.31
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income          (0.26)       (0.17)         (0.00)(g)    (0.03)            -
 Distributions from net
  realized gains             (0.24)           -          (0.12)       (0.01)            -
                           ----------------------------------------------------------------
 Total distributions         (0.50)       (0.17)         (0.12)       (0.04)            -
                           ----------------------------------------------------------------
 Net asset value, end of
  year                     $ 12.26      $ 13.02        $ 12.11      $ 11.47       $ 11.31
                           ----------------------------------------------------------------
 TOTAL RETURN(C)             (2.64)%       9.04%          6.61%        1.88%        13.10%
                           ----------------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
  (in 000's)               $49,636      $62,355        $45,909      $46,529       $10,638
 Ratio of operating
  expenses to average net
  assets                      1.35%        1.39%          1.47%        1.34%         0.83%(b)
 Ratio of net investment
  income to average net
  assets                      0.52%        0.56%          0.91%        0.83%         0.61%(b)
 Portfolio turnover rate        84%          98%            72%          51%           24%
 Ratio of operating
  expenses to average net
  assets without credits
  allowed by the
  custodian                   1.36%(d)     1.39%(d)       1.47%(d)      N/A           N/A
 Ratio of operating
  expenses to average net
  assets without fee
  waivers, expenses
  absorbed and/or credits
  allowed by the
  custodian                   1.36%(d)     1.39%(d)       1.48%(d)     1.50%         2.85%(b)
 Net investment
  income/(loss) per share
  without fee waivers
  and/or expenses
  absorbed and/or credits
  allowed by the
  custodian                $  0.71(d)   $  0.07(e)(d)  $  0.17(d)   $  0.01       $ (0.06)
 Average commission rate
  paid(f)                  $0.0100      $0.0253            N/A          N/A           N/A
                           ----------------------------------------------------------------
---------------------------------------------------------------------------------------------

(a) The Fund commenced operations on May 7, 1993.

(b) Annualized.

(c) Total return represents aggregate total return for the years indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator, if certain expenses had not been absorbed by the investment advisor or if credits had not been allowed by the custodian.

(d) Includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

(e) Per share numbers have been calculated using the average shares method.

(f) Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.

(g) Amount represents less than $0.01 per share.

(h) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund shares.

   FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31,
                                    1997(A)

                           ----------------------------------------------------------------
                                         Flexible                  Conservative  Strategic
                            Income        Income      Balanced        Growth      Growth
                           Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                           ----------------------------------------------------------------
THE PORTFOLIOS
 Net asset value,
  beginning of period      $  10.00       $10.00       $10.00         $10.00      $10.00
                           ----------------------------------------------------------------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income         0.00         0.04         0.13           0.07        0.10
 Net realized and
  unrealized gain on
  investments                  0.00         0.19         0.34(f)        0.42(f)     0.60(f)
                           ----------------------------------------------------------------
 Total from investment
  operations                   0.00         0.23         0.47           0.49        0.70
 LESS DISTRIBUTIONS:
 Dividends from net
  investment income               -            -            -              -           -
 Distributions from net
  realized gains                  -            -            -              -           -
                           ----------------------------------------------------------------
 Total distributions              -            -            -              -           -
                           ----------------------------------------------------------------
 Net asset value, end of
  period                   $  10.00(d)    $10.23       $10.47         $10.49      $10.70
                           ----------------------------------------------------------------
 TOTAL RETURN(C)               0.00%        2.30%        4.70%          4.90%       7.00%
                           ----------------------------------------------------------------
 RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of
  period (in 000's)        $      0       $  100       $2,354         $1,374      $  591
                           ----------------------------------------------------------------
 Ratio of operating
  expenses to average net
  assets(e)                    0.35%(b)     0.34%(b)     0.35%(b)       0.35%(b)    0.35%(b)
 Ratio of net investment
  income to average net
  assets                       0.00%(b)     7.04%(b)     2.34%(b)       1.24%(b)    0.51%(b)
 Portfolio turnover rate         99%           5%          15%            42%         11%
                           ----------------------------------------------------------------
 Ratio of operating
  expenses to average net
  assets without credits
  allowed by the
  custodian(e)                 0.00%(b)     0.49%(b)     0.37%(b)       0.40%(b)    0.43%(b)
                           ----------------------------------------------------------------
 Ratio of operating
  expenses to average net
  assets without fee
  waivers, expenses
  absorbed and/or credits
  allowed by the
  custodian(e)             7,567.04%(b)   116.19%(b)     3.97%(b)       6.67%(b)   15.54%(b)
                           ----------------------------------------------------------------
 Net investment
  income/(loss) per share
  without fee waivers
  and/or expenses
  absorbed and/or credits
  allowed by the
  custodian                $   0.00       $(0.66)      $(0.07)        $(0.30)     $(2.82)
                           ----------------------------------------------------------------
--------------------------------------------------------------------------------------------

(a) Each of the Balanced, Conservative Growth and Strategic Growth Portfolios commenced operations on June 3, 1997. The Flexible Income Portfolio commenced operations on September 9, 1997, and the Income Portfolio commenced operations on October 22, 1997.

(b) Annualized.

(c) Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator, if certain expenses had not been absorbed by the investment advisor or if credits had not been allowed by the custodian.

(d) Represents offering share price.

(e) In addition, the Portfolios will indirectly bear their pro rata share of expenses of the Underlying Funds.

(f) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.

        INVESTMENTS AND RISK CONSIDERATIONS OF THE FUNDS AND PORTFOLIOS
The following section describes the investment objectives and policies of the Funds and Portfolios as well as some of the risk considerations associated with each. The "Common Investment Practices" section that follows provides more detailed information about the common investment practices of the Funds and Portfolios. Except for the investment objectives of each Fund, Portfolio, the High Yield Fund and Prime Income Fund and policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent by vote of the Board of Trustees of the Trust, subject to applicable law. A list of investment restrictions that identifies those restrictions that cannot be changed without the approval of a majority of an affected Fund's or Portfolio's outstanding shares is contained in the SAI. New instruments, strategies and techniques, however, are evolving continually and each Fund and Portfolio reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies. None of the Funds or Portfolios is intended to be a complete investment program, and there is no assurance that any of the Funds or Portfolios will achieve its investment objective.

THE FUNDS

MONEY MARKET FUND. The Fund's investment objective is to maximize current income while preserving principal and maintaining liquidity. The Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. The Fund will not purchase a security other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") unless the security or the issuer with respect to a comparable security (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities, (ii) is rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or (iii) if not so rated, is determined by WM Advisors to be of comparable quality. A description of the rating systems of S&P and Moody's is contained in the SAI. At the time of investment, no security purchased by the Fund (except securities subject to repurchase agreements and variable rate demand notes) can have a maturity exceeding 397 days, and the Fund's average portfolio maturity cannot exceed 90 days. Although the Fund attempts to maintain a stable net asset value ("NAV") of $1.00, there can be no assurance that the Fund will be able to do so. The Fund invests solely in money market instruments that are selected from the following six general categories: (1) U.S. Government securities; (2) short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs; (3) obligations of U.S. and foreign banks with assets of more than $500 million; (4) securities issued by foreign governments, their agencies or instrumentalities or by supranational entities; (5) short-term corporate obligations rated in one of the two highest rating categories by Moody's or S&P; and (6) repurchase agreements.

SHORT TERM HIGH QUALITY BOND FUND. The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. To accomplish its objective, the Fund will invest primarily in short-term bonds and other debt securities. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of three years or less. The Fund may, however, hold individual securities with remaining maturities of more than three years. For purposes of the weighted average maturity calculation, a mortgage instrument's average life will be considered to be its maturity, and a variable rate security's reset date will be considered to be its maturity.

The Fund will invest substantially all of its assets in investment-grade debt securities, which are securities that are rated in the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors. The Fund will invest at least 65% of its total assets in U.S. Government securities, corporate debt obligations or mortgage-related securities rated in one of the two highest categories by an NRSRO or determined by WM Advisors to be of comparable quality.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may also invest in high-quality, short-term obligations (with maturities of 12 months or less). The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets. See "Common Investment Practices--Foreign Investments," "--Strategic Transactions," "--Holdings in Other Investment Companies," "--Borrowings," "-- Mortgage-Backed and Asset-Backed Securities."

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund seeks to achieve its objective by investing primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in the following securities: (1) U.S. Government obligations issued by the Treasury, including mortgage-backed securities; (2) obligations secured by the full faith and credit of the U.S. Government or its instrumentalities; (3) collateralized mortgage obligations and repurchase agreements which are secured by obligations identified in (1) and (2) above. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions. See "Common Investment Practices--Borrowing," "-- Government Stripped Mortgage-Backed Securities" and "--U.S. Government Securities."

INCOME FUND. The Fund's investment objective is to provide a high level of current income, consistent with the preservation of capital. The Income Fund seeks to achieve its objective by investing in debt issues and obligations that offer high current yields and that are consistent with a moderate degree of risk. Accordingly, the Fund invests most of its assets in (1) debt and convertible debt securities, (2) U.S. Government Securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies; (3) obligations of U.S. banks that belong to the Federal Reserve System; (4) preferred stocks and convertible preferred stocks rated in one of the four highest ratings of S&P or Moody's (and in no case below investment grade); (5) the highest grade commercial paper as rated by S&P or Moody's; and
(6) deposits in U.S. banks.

The Fund may also invest in securities denominated in currencies other than U.S. dollars and likewise receive interest, dividends and sale proceeds in currencies other than U.S. dollars. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund, and may purchase and sell currencies on a spot (cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts and foreign currencies. The Fund may also borrow up to 5% of its total net assets for emergency, non-investment purposes and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds"). See "Common Investment Practices--Lower-Rated Securities," "-- Foreign Investments," "--Foreign Currency Exchange Transactions and Currency Management," "--Strategic Transactions," "--Borrowing," and "--Real Estate Investment Trusts."

BOND & STOCK FUND. This Fund has three objectives: continuity of income, conservation of principal, and long-term growth of both income and principal. The Fund invests in bonds, preferred stocks, common stocks and convertible securities. Under normal market conditions, at least 25% of the Fund's assets will be invested in fixed-income securities. The Fund may invest, without limit, in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in real estate investment trusts known as "REITs." The Fund may invest in fixed-income securities of any maturity, including mortgage-backed and other asset-backed securities and may also invest in lower-rated bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may write (sell) covered call options. A call option is covered if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers. Investments in foreign securities may involve somewhat different risks. See "Common Investment Practices--Real Estate Investment Trusts," "--Lower-Rated Securities," "-- Mortgage-Backed and Asset-Backed Securities," "--Foreign Investments."

GROWTH & INCOME FUND. The Fund seeks long term capital growth and current income consistent with reasonable investment risk. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest, without limit, in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities and may invest up to 35% of its assets in lower-rated bonds (sometimes called "junk bonds").

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total assets minus total liabilities (except for the obligations created by these commitments). The Fund may write (sell) covered call options. See "Common Investment Practices--Real Estate Investment Trusts," "--Mortgage-Backed and Asset-Backed Securities," "--Lower Rated Securities," and "--Foreign Investments."

GROWTH FUND. The Fund's primary investment objective is long-term capital appreciation. Any income received on the Fund's assets will be incidental to its primary investment objective, which is a fundamental policy of the Fund. The Fund intends to invest primarily in common stock believed by its sub-advisor, Janus Capital Corporation ("Janus"), to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in lower-rated bonds. See "Common Investment Practices--Lower-Rated Securities."

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). See "Common Investment Practices--Foreign Securities." The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. See "Common Investment Practices--Strategic Transactions."

Pursuant to an exemptive order granted by the SEC, the Growth Fund may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments, and the proceeds are allocated to the participating funds on a pro-rata basis.

NORTHWEST FUND. This Fund invests with the objective of long-term growth of capital. Common stocks are selected from companies located or doing business in the northwest states of Alaska, Idaho, Montana, Oregon and Washington. Under normal circumstances, at least 65% of the Fund's total assets will be invested in companies whose principal executive offices are located in the Northwest.

The Fund is permitted to invest without limit in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in real estate investment trusts known as "REITs." The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers. The Fund may write (sell) covered call options. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents, or liquid securities to purchase the underlying security. See "Common Investment Practices--Strategic Transactions."

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund could be adversely impacted by economic trends within the five-state area.

EMERGING GROWTH FUND. The Fund's investment objective is long-term capital appreciation, while income is only an incidental consideration of the Fund. The Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price per share of its stock. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or "emerging market" countries. See "Common Investment Practices--Foreign Investments."

Small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile and less liquid, and consequently bear greater investment risk, than those of larger companies. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies. In selecting investments for the Fund, WM Advisors seeks small capitalization companies that it believes are undervalued in the marketplace, or that WM Advisors believes have earnings that it expects to grow faster than the U.S. economy in general.

The Fund may invest up to 35% of its assets in lower-rated bonds (sometimes called "junk bonds") if portfolio management believes that doing so will be consistent with the goal of capital appreciation. See "Common Investment Practices--Lower-Rated Securities."

INTERNATIONAL GROWTH FUND. The Fund's investment objective is long-term capital appreciation. Any income received will be incidental to its primary investment objective. The Fund invests primarily in equity securities of issuers located in foreign countries that Warburg Pincus Asset Management, Inc. ("Warburg"), the Fund's sub-advisor, deems to have attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, the Fund may hold short-term investments pending availability of desirable equity securities. These short-term instruments are generally rated A or higher by Moody's or S&P, or if unrated, are of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging countries (sometimes referred to as "emerging markets") approved by the Trust's Board of Trustees, provided that no more than 5% of the Fund's total assets are invested in any one such country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

THE PORTFOLIOS

The Portfolios offer investors the opportunity to pursue a variety of specifically constructed asset allocation strategies that are implemented through the Portfolios' investments in certain of the Underlying Funds.

To accomplish its objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among some or all of the Underlying Funds. Subject to approval of the Trust's trustees, WM Advisors may alter these percentage ranges when it deems appropriate. The percentages reflect the extent to which each Portfolio will invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The assets of each Portfolio will be allocated among each of the Underlying Funds in accordance with its investment objective, WM Advisors's outlook for the economy and the financial markets and the relative market valuations of the Funds. For purposes of complying with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and Treasury Regulations applicable to investments of insurance company separate accounts, no more than 55% of a Portfolio's assets will be represented by investments in any one Underlying Fund, no more than 70% of the Portfolio's assets will be represented by investments in any two Underlying Funds, no more than 80% of the Portfolio's assets will be represented by investments in any three Underlying Funds and no more than 90% of the Portfolio's assets will be represented by investments in any four Underlying Funds (see "Dividends, Distributions and Taxes"). The investments of the Underlying Funds will also comply with those diversification requirements. In addition to the foregoing limitations on Portfolio investments in the Underlying Funds, current investment policies impose further quantitative limitations on investments in the Underlying Funds (see below).

To meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures and options thereon and the following short-term instruments: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of WM Advisors; (iii) commercial paper, including master notes; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. The investment objective of each Portfolio is set forth below. For purposes of discussing Portfolio objectives, the "Fixed-Income Underlying Funds" include the Money Market, Short Term High Quality Bond, U.S. Government Securities and Income Funds as well as the High Yield Fund and Prime Income Fund, and the "Equity Underlying Funds" include the Northwest, Growth & Income, Growth, Emerging Growth and International Growth Funds.

INCOME PORTFOLIO. The Income Portfolio seeks long-term total return through reinvestment of current income consistent with preservation of capital primarily through participation in the domestic fixed-income markets with limited participation in international fixed-income markets. In general, relative to the other Portfolios, the Income Portfolio should offer investors the potential for a high level of income while maintaining principal and subjecting investors to a low level of principal risk.

Subject to meeting all applicable diversification requirements under the Code, the Portfolio may invest in the following Underlying Funds up to the percentage limits set forth below:

                        FUNDS                         PORTFOLIO INVESTMENT LIMIT
                        -----                         --------------------------
Money Market Fund....................................             50%
Prime Income Fund....................................             15%
Short Term High Quality Bond Fund....................             50%
U.S. Government Securities Fund......................             50%
Income Fund..........................................             40%
High Yield Fund......................................             30%

  Except for defensive periods or liquidity needs, the Income Portfolio must invest 100% of its net assets available for investment in Fixed-Income Underlying Funds. In addition, under normal market conditions the sum of the Portfolio's investments in the High Yield Fund and Prime Income Fund will not exceed 30% of its net assets.

FLEXIBLE INCOME PORTFOLIO. The Flexible Income Portfolio seeks total return consisting of reinvestment of income with some capital appreciation, primarily through investments in domestic and international fixed-income markets with limited participation in domestic and international equity markets. In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a medium to high level of reinvestment income and the potential for a low to medium level of capital growth, while subjecting investors to a low to medium level of principal risk. Subject to meeting all applicable diversification requirements under the Code, the Portfolio may invest in the following Underlying Funds up to the percentage limits set forth below:

                        FUNDS                         PORTFOLIO INVESTMENT LIMIT
                        -----                         --------------------------
Money Market Fund....................................             40%
Prime Income Fund....................................             15%
Short Term High Quality Bond Fund....................             40%
U.S. Government Securities Fund......................             40%
Income Fund..........................................             40%
High Yield Fund......................................             30%
Growth & Income Fund.................................             30%
Growth Fund..........................................             30%
Northwest Fund.......................................             30%
Emerging Growth Fund.................................             30%

Except for defensive periods or liquidity needs, the Flexible Income Portfolio must invest no more than 30% of its net assets available for investment in the Equity Underlying Funds. In addition, under normal market conditions, the sum of the Portfolio's investments in the High Yield Fund and the Prime Income Fund will not exceed 30% of its net assets.

BALANCED PORTFOLIO. The Balanced Portfolio seeks total return consisting of a combination of reinvestment income and capital appreciation, consistent with reasonable risk through limited participation in domestic and international fixed-income and equity markets. In general, relative to other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and the potential for a medium level of capital growth while subjecting investors to a medium level of principal risk. Subject to meeting all applicable diversification requirements under the Code, the Portfolio may invest in the following Underlying Funds up to the percentage limits set forth below:

                        FUNDS                         PORTFOLIO INVESTMENT LIMIT
                        -----                         --------------------------
Money Market Fund....................................             40%
Prime Income Fund....................................             15%
Short Term High Quality Bond Fund....................             40%
U.S. Government Securities Fund......................             40%
Income Fund..........................................             40%
High Yield Fund......................................             30%
Growth & Income Fund.................................             30%
Growth Fund..........................................             30%
Northwest Fund.......................................             30%
Emerging Growth Fund.................................             30%
International Growth Fund............................             30%

Except for defensive periods or liquidity needs, the Balanced Portfolio must invest no less than 30% and no more than 70% of its net assets available for investment in the Fixed-Income Underlying Funds and no less than 30% and no more than 70% of its net assets available for investment in the Equity Underlying Funds. In addition, under normal market conditions, the sum of the Portfolio's investments in the High Yield Fund and the Prime Income Fund will not exceed 30% of its net assets.

CONSERVATIVE GROWTH PORTFOLIO. The Conservative Growth Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low level of income and the potential for a medium to high level of capital growth while subjecting investors to a medium level of principal risk. Subject to meeting all applicable diversification requirements under the Code, the Portfolio may invest in the following Underlying Funds up to the percentage limits set forth below:

                        FUNDS                         PORTFOLIO INVESTMENT LIMIT
                        -----                         --------------------------
Money Market Fund....................................             30%
Prime Income Fund....................................             15%
Short Term High Quality Bond Fund....................             30%
U.S. Government Securities Fund......................             30%
Income Fund..........................................             30%
High Yield Fund......................................             30%
Growth & Income Fund.................................             40%
Growth Fund..........................................             40%
Northwest Fund.......................................             40%
Emerging Growth Fund.................................             40%
International Growth Fund............................             40%

Except for defensive periods or liquidity needs, the Conservative Growth Portfolio must invest at least 60% of its net assets available for investment in Equity Funds. In addition, under normal market conditions, the sum of the Portfolio's investments in the High Yield Fund and the Prime Income Fund will not exceed 30% of its net assets.

STRATEGIC GROWTH PORTFOLIO. The Strategic Growth Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a higher level of capital growth while subjecting investors to corresponding levels of principal risk. Subject to meeting all applicable diversification requirements under the Code, the Portfolio may invest in the following Underlying Funds up to the percentage limits set forth below:

                        FUNDS                         PORTFOLIO INVESTMENT LIMIT
                        -----                         --------------------------
Money Market Fund....................................             25%
Short Term High Quality Bond Fund....................             25%
High Yield Fund......................................             25%
Growth & Income Fund.................................             50%
Growth Fund..........................................             50%
Northwest Fund.......................................             50%
Emerging Growth Fund.................................             50%
International Growth Fund............................             50%

Except for defensive periods or liquidity needs, the Strategic Growth Portfolio must invest at least 75% of its net assets available for investment in the Equity Underlying Funds.

GENERAL INVESTMENT POLICIES OF THE PORTFOLIOS

Each of the Portfolios will attempt to achieve its investment objective by purchasing shares of the Underlying Funds within the percentage ranges for such Portfolio. In addition to purchasing shares of the Underlying Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio in an efficient and cost effective manner. Specifically, each Portfolio may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions.

Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. While futures contracts and options can be used as leveraged instruments, the Portfolios will not use futures contracts or options to leverage their portfolios, except as indicated above. For more information, see the SAI.

OTHER UNDERLYING FUNDS

As mentioned above, the Portfolios may invest in the High Yield Fund and the Prime Income Fund, in addition to the other Underlying Funds.

HIGH YIELD FUND. The High Yield Fund, a diversified series of WM Trust I, seeks to provide investors with high current income by investing primarily in high-yielding, lower-rated fixed-income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by WM Advisors, the High Yield Fund's investment advisor. Under normal market conditions, the High Yield Fund invests at least 65% of its assets in a diversified portfolio of such lower-rated fixed-income securities. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may invest in securities of foreign issuers and engage in hedging strategies involving equity options. See "Common Investment Practices--Lower Rated Securities," "--Fixed-Income Obligations," "--Foreign Investments," and "--Strategic Transactions."

WM PRIME INCOME FUND. The Prime Income Fund's investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its objective by investing in portfolio of interests in floating or variable rate senior loans ("Senior Loans") made primarily to U.S. corporations, partnerships and other entities ("Borrowers"). Senior Loans may take the form of syndicated loans ("Syndicated Loans") or of debt obligations of Borrowers issued directly to investors in the form of debt securities ("Senior Notes"). Under normal market conditions, at least 80% of the Fund's total assets will be invested in interests, participations and assignments of Senior Loans. The remainder of the Fund's assets may be invested in high quality, short-term debt, money market instruments, warrants, equity securities and junior debt securities acquired in connection with the Fund's investment in Senior Loans.

The Fund will seek to achieve over time a high effective yield. Although the Fund's net asset value will vary, the Fund's policy of acquiring interests in floating or variable rate Senior Loans is intended to minimize fluctuations in the Fund's net asset value as a result of changes in interest rates, although this result cannot be assured. While the Fund seeks relative NAV stability, its net asset value may be affected by changes in the credit quality of Borrowers with respect to Senior Loan interests in which the Fund invests. Senior Loans in which the Fund will invest generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally the prime rate offered by one or more major U.S. banks, the London Inter-Bank Offered Rate, the certificate of deposit rate or other base lending rates used by commercial lenders.

WM Advisors is the Prime Income Fund's investment advisor, and Van Kampen American Capital Management Inc. is the Fund's sub-advisor. The Prime Income Fund is a non-diversified investment company.

RISK FACTORS OF THE PORTFOLIOS

Like any investment, an investment in the Portfolios involves risk. Prospective investors in the Portfolios should consider the following factors:

 . Investing in the Underlying Funds through the Portfolios involves certain additional expenses that would not be present in a direct investment in the Underlying Funds.

 . Under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by the Underlying Fund until WM Advisors determines that it is appropriate to dispose of such securities.

 . If a Portfolio were to invest in the Prime Income Fund, such an investment would be considered illiquid. No Portfolio is permitted to invest more than 15% of its net assets in the aggregate in the Prime Income Fund and other illiquid securities. The Prime Income Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle, and shares of the Prime Income Fund are not redeemable. The Prime Income Fund does not intend to list its shares for trading on any national securities exchange, and there is not expected to be any secondary trading market in such shares. In order to provide liquidity to the Prime Income Fund shares, the Board of Trustees of the Prime Income Fund intends, each quarter, to authorize tender offers for a portion of the then outstanding shares at the current net asset value. In the event that the Prime Income Fund's Board of Trustees does not authorize the Prime Income Fund to engage in tender offers for its shares, it is unlikely that a holder of its shares will be able to otherwise sell their shares to the Fund or in any secondary trading market. To the extent redemptions are made from a Portfolio invested in the Prime Income Fund, such redemptions would be made from the other Underlying Funds, thereby increasing the remaining shareholders' allocation to the Prime Income Fund.

 . The Portfolios, through their investments in the Underlying Funds, will be subject to the risks associated with direct investment in the Underlying Funds.

 . Each of the Portfolios may invest in lower-rated bonds, commonly referred to as "junk bonds." The STRATEGIC GROWTH PORTFOLIO, in particular, can invest as much as 50% of its total assets in the Growth Fund, 30% of its total assets in the High Yield Fund, and as much as 50% of its total assets in the Emerging Growth Fund, each of which Underlying Funds may invest as much as 35% of its total assets, and in the case of the High Yield Fund, all of its assets, in lower-rated bonds. As a result, they will be subject to the risks associated with investing in such lower-rated bonds. See "Common Investment Practices--Lower-Rated Securities" for additional information about such risks.

 . Certain Portfolios may invest as much as 50% of their total assets in the Growth Fund or Emerging Growth Fund, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. Certain Portfolios may invest as much as 50% of their total assets in the International Growth Fund, which invests primarily in foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging markets countries. These investments will subject such Portfolios to risks associated with investing in foreign securities. See "Common Investment Practices--Foreign Investments" for additional information about such risks.

 . The officers and trustees of the Portfolios also serve as officers and trustees of the Underlying Funds. In addition, WM Advisors, the investment advisor of each Portfolio, also serves as the investment advisor of the Underlying Funds. Conflicts may arise as WM Advisors seeks to fulfill its fiduciary responsibilities to the Portfolios and the Underlying Funds.

 . From time to time, one or more of the Underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios and the SAM Program as recommended by WM Advisors. These transactions will affect the Underlying Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. WM Advisors is committed to minimizing the impact of Portfolio transactions on the Underlying Funds. WM Advisors will nevertheless face potential conflicts in fulfilling its responsibilities because of its role as Advisor both to the Funds and the Portfolios. WM Advisors will monitor the impact of Portfolio transactions on the Underlying Funds.

INVESTMENT LIMITATIONS OF THE PORTFOLIOS

The following investment limitations are fundamental for the Portfolios and may not be changed without shareholder approval.

1. Each Portfolio will concentrate its investments in shares of management investment companies.

2. Each Portfolio may borrow money from banks solely for temporary emergency purposes, but not in an amount exceeding 30% of its total assets. Whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities.

Each Portfolio is subject to further fundamental and non-fundamental restrictions, which are described in the SAI.

                          COMMON INVESTMENT PRACTICES

The presentation of the common investment practices as set forth below is ordered alphabetically and not necessarily in order of importance.

The following pages contain more detailed information about types of securities in which the Underlying Funds, the Bond & Stock Fund and the Portfolios may invest, and strategies WM Advisors may employ in pursuit of the investment objectives of the Underlying Funds, the Bond & Stock Fund and the Portfolios, as well as a summary of risks and restrictions associated with these securities and investment practices. The NAVs of the Underlying Funds, the Bond & Stock Fund and the Portfolios will fluctuate as the values of the securities they own change. There are many factors that influence fluctuations in the market value of securities owned by the Underlying Funds, the Bond & Stock Fund and the Portfolios. These include economic trends, government actions and regulations and international monetary conditions. An individual security's price can be affected by such factors as poor earnings reports by its issuer, litigation, loss of major customers or changes particular to its industry. For more information, see the SAI. As previously discussed under "Risk Factors of the Portfolios," the Funds may from time to time be adversely affected by large purchases and redemptions of Fund shares resulting from reallocations and rebalancings by the Portfolios and the SAM Program accounts. All policies and limitations, other than those with respect to illiquid securities, are considered only at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances. For more information, see the SAI.

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. All Underlying Funds, except the U.S. Government Securities, High Yield and Prime Income Funds, and the Bond & Stock Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. These securities generally involve the risks described under "Foreign Investments" below.

BORROWING. The Underlying Funds, the Bond & Stock Fund and the Portfolios may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If an Underlying Fund, the Bond & Stock Fund or a Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. For the Short Term High Quality Bond, Growth, International Growth and Emerging Growth Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The Money Market, Income, Bond & Stock, Growth & Income and Northwest Funds may borrow up to 5% of total assets for emergency purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of total assets to meet redemption requests. The Short Term High Quality Bond Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions (described below) in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowings and transactions). If additional investments are made while borrowings are outstanding, this will have the effect of leveraging the Underlying Fund, Bond & Stock Fund or Portfolio. The Portfolios may not purchase additional securities when borrowing exceeds 5% of total assets. Leveraging will magnify declines as well as increases in the NAV of an Underlying Fund's, the Bond & Stock Fund's or a Portfolio's shares and in the yield on an Underlying Fund's, the Bond & Stock Fund's or a Portfolio's investments. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Underlying Funds, the Bond & Stock Fund and the Portfolios.

In addition, the Income, Short Term High Quality Bond and U.S. Government Securities Funds may enter into DOLLAR ROLLS, subject to the percentage restrictions on borrowing. A Fund enters into a dollar roll by selling securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similarly (same type, coupon and maturity) securities on a specified future date, which, under the Investment Company Act of 1940, as amended (the "1940 Act") may be considered borrowings from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested in bonds, the Fund will be subject to market risk on these bonds as well as similar risk with respect to the securities the Fund is required to repurchase. See "Fixed-Income Obligations" below.

Each of the Underlying Funds, other than the Money Market Fund, and the Bond & Stock Fund may engage in REVERSE REPURCHASE AGREEMENTS, subject to the percentage restrictions on borrowing. Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund or the Bond & Stock Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the securities sold (and required to be repurchased).

EXCHANGE RATE-RELATED SECURITIES. Each of the Underlying Funds, except for the Money Market Fund and the Prime Income Fund, and the Bond & Stock Fund may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities involve the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

FIXED-INCOME OBLIGATIONS. The market value of fixed-income securities held by an Underlying Fund, the Bond & Stock Fund or a Portfolio and, consequently, the value of the Underlying Funds', the Bond & Stock Fund's or a Portfolio's shares can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yield of the Underlying Fund, the Bond & Stock Fund or a Portfolio will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Underlying Fund's, the Bond & Stock Fund's or a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Underlying Fund, the Bond & Stock Fund or a Portfolio will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, these obligations may be subject to the risk of default. Fixed-income obligations rated in the lower end of the investment-grade category (Baa or BBB) may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE OBLIGATIONS. The Income, U.S. Government Securities, Short Term High Quality Bond and High Yield Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein. These Underlying Funds may also purchase mortgage-backed securities that are floating rate and variable rate obligations. The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. All Underlying Funds, except the U.S. Government Securities, Prime Income and Money Market Funds, and the Bond & Stock Fund may engage in foreign currency exchange transactions. These Funds may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Underlying Fund or the Bond & Stock Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

An Underlying Fund and the Bond & Stock Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when WM Advisors or the sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Underlying Fund's or the Bond & Stock Fund's securities denominated in the less attractive currency. The Underlying Fund or the Bond & Stock Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Underlying Fund's or the Bond & Stock Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another--for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen--at a future date and specified price. Because there is a risk of loss to the Underlying Fund if the other party does not complete the transaction, WM Advisors or the sub-advisor will enter into foreign currency exchange contracts only with parties approved by the Trust's Board of Trustees or persons acting pursuant to their direction.

An Underlying Fund and the Bond & Stock Fund may maintain "short" positions in forward currency exchange transactions, which would involve the Underlying Fund's or the Bond & Stock Fund's agreeing to exchange currency that it currently does not own for another currency--for example, to exchange an amount of Japanese Yen that it does not own for a certain amount of U.S. dollars--at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Underlying Fund or the Bond & Stock Fund has contracted to receive in the exchange.

While such actions are intended to protect the Underlying Fund or the Bond & Stock Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated. Use of currency hedging techniques may also be limited by the need to protect the status of the Underlying Fund or the Bond & Stock Fund as a regulated investment company under the Code.

If an Underlying Fund or the Bond & Stock Fund invests significantly in securities denominated or traded in foreign currencies, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Fund's share price stability relative to funds investing domestically. Fluctuations in foreign currencies can have a positive or negative impact on returns. Underlying Funds authorized to invest in securities of foreign issuers and the Bond & Stock Fund may engage in currency management strategies, which includes the use of futures and options as discussed herein.

FOREIGN INVESTMENTS. The Money Market, Bond & Stock, Growth & Income and Northwest Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The High Yield, Income, Short Term High Quality Bond, Emerging Growth, Growth and International Growth Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from (i) fluctuations in currency exchange rates, (ii) devaluation of currencies, (iii) future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, (iv) reduced availability of public information concerning issuers, and (v) the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Underlying Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange (the "NYSE"). Accordingly, the Underlying Funds' and the Bond & Stock Fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Underlying Fund or the Bond & Stock Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. In addition, foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

GEOGRAPHICAL CONCENTRATION. Potential investors in the Northwest Fund should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of the states in the Northwest. See the SAI for a more detailed description of these risks.

GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES. The Income, Short Term High Quality Bond and U.S. Government Securities Funds may invest in government stripped mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions (principal-only or "PO strips") or interest distributions (interest-only or "IO strips") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. See "Mortgage-Backed Securities" below. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying PO and IO strips mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Underlying Fund's not fully recovering its initial investment in an IO strip. There can be no assurance that the Underlying Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so. The Underlying Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or an Underlying Fund's sub-advisor believes that it would be beneficial to the Underlying Fund, each of the Short Term High Quality Bond, Emerging Growth, Growth and International Growth Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with WM Advisors or its sub-advisors, if any. As a shareholder in any such mutual fund, the Underlying Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Underlying Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Underlying Fund assets in money market funds affiliated with Janus, provided that Janus remits to the Underlying Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES. Up to 15% (10% for the Money Market Fund) of the net assets of an Underlying Fund (other than the Prime Income Fund) or the Bond & Stock Fund may be invested in securities that are not readily marketable. Such illiquid securities may include: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under federal securities laws (excluding Rule 144A securities, described below). The Underlying Funds and the Bond & Stock Fund will not include for purposes of the restrictions on illiquid investments securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended, so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. The Prime Income Fund may invest without limit in illiquid securities.

LENDING OF SECURITIES. The Short Term High Quality Bond, Emerging Growth, Growth and International Growth Funds each may lend portfolio securities up to 20% of total assets to brokers and other financial organizations. The Bond & Stock, Growth & Income, and Northwest Funds have the ability to lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund involved if the counterparty should fail to return such securities to the Fund upon demand.

LOWER-RATED SECURITIES. The Income, Growth & Income, Bond & Stock, Growth and Emerging Growth Funds may each invest up to 35% of its total assets in lower-rated (non-investment grade) debt securities sometimes referred to as "junk bonds." The High Yield Fund may invest its assets without limit in lower-rated bonds and will generally invest 65% of its assets in such securities.

Non-investment-grade securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than securities in higher rated categories. Both price volatility and illiquidity may make it difficult for an Underlying Fund or the Bond & Stock Fund to value or to sell certain of these securities under certain market conditions. Non-investment-grade debt securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see the SAI.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Short Term High Quality Bond, U.S. Government Securities, Emerging Growth and International Growth Funds may invest in mortgage-backed U.S. Government securities that represent interests in a pool of mortgage loans. In addition, the Bond & Stock and Growth & Income Funds may invest in commercial mortgage-backed securities, which are issued by non-governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, they typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

To the extent that an Underlying Fund or the Bond & Stock Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures may result in a loss of the principal investment. In addition, prepayments of principal may be made at any time without penalty. The yield of the Underlying Fund or the Bond & Stock Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

The Money Market, Emerging Growth, High Yield and Short Term High Quality Bond Funds may purchase asset-backed securities. None of these Underlying Funds will invest more than 10% of its total assets in asset-backed securities, except that the Short Term High Quality Bond Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

NON-DIVERSIFIED STATUS. The Prime Income Fund is classified as "non-diversified" under the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Prime Income Fund must, however, meet certain diversification standards to qualify as a regulated investment company under the Code. See the "Taxes"
section in the SAI. The Prime Income Fund may assume large positions in the obligations of a small number of issuers, which may subject the Prime Income Fund to greater credit and other risks than a more broadly diversified portfolio.

REAL ESTATE INVESTMENT TRUSTS. The Income, Bond & Stock, Growth & Income and Northwest Funds may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Underlying Funds and the Bond & Stock Fund may invest in repurchase agreements, which are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Default by the seller would expose the Underlying Fund or the Bond & Stock Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Underlying Fund or the Bond & Stock Fund may be delayed or limited in its ability to sell the collateral.

RESTRICTED SECURITIES. Each of the Underlying Funds and the Bond & Stock Fund may purchase restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended. Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could have the effect of increasing the level of illiquidity of the portfolio securities of an Underlying Fund or the Bond & Stock Fund. While such conditions are in effect, it could be more difficult for an Underlying Fund or the Bond & Stock Fund to fulfill shareholder redemption orders on a timely basis. If an Underlying Fund or the Bond & Stock Fund were required to sell illiquid securities on short notice, it would generally be unable to obtain fair market value.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this prospectus and SAI, each of the Portfolios, the Bond & Stock Fund and each of the Underlying Funds, except the Money Market Fund and the Prime Income Fund, may, but is not required to, utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities, or to seek potentially higher returns. Utilizing these investment strategies, an Underlying Fund, the Bond & Stock Fund or a Portfolio may purchase and sell, to the extent not otherwise limited or restricted, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. All of the above are collectively referred to as "strategic transactions."

Strategic transactions may be used to attempt to protect against possible changes in the market value of securities held or to be purchased resulting from securities markets or currency exchange rate fluctuations, to protect unrealized gains, to facilitate the sale of portfolio securities for investment purposes, to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some strategic transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as use of any strategic transaction is a function of numerous variables including market conditions. The use of strategic transactions involves special considerations and risks, for example (1) the ability of an Underlying

Fund, the Bond & Stock Fund or a Portfolio to utilize these strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements; and (2) there might be imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio positions. Strategic transactions can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements or of unfavorable currency fluctuations in the related portfolio or currency positions, but can also reduce opportunity for gain offsetting the positive effect of favorable price movements in positions. Strategic transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes. For more information see the SAI.

U.S. GOVERNMENT SECURITIES. All of the Underlying Funds and the Bond & Stock Fund may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA Bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC Bonds).

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, each of the Underlying Funds, except for the Money Market Fund, and the Bond & Stock Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. The Underlying Funds and the Bond & Stock Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

The use of when-issued transactions and forward commitments enables the Underlying Funds and the Bond & Stock Fund to hedge against anticipated changes in interest rates and prices. However, if WM Advisors or the relevant Underlying Fund's sub-advisor were to forecast incorrectly the direction of interest rate movements, the Underlying Fund or the Bond & Stock Fund might be required to complete such when-issued or forward transactions at prices inferior to then-current market values.

PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of a Fund or Portfolio are placed by WM Advisors or its sub-advisor with broker-dealers that it selects. A Fund or Portfolio may, at the discretion of WM Advisors or its sub-advisor, utilize broker-dealers affiliated with WM Advisors or a sub-advisor in connection with a purchase or sale of securities, in accordance with procedures adopted by Trustees and in accordance with the 1940 Act, which requires periodic review of these transactions.

Under certain market conditions, a Fund or Portfolio may experience high portfolio turnover as a result of its investment strategies. For example, the purchase or sale of securities by a Fund or Portfolio in anticipation of a rise or decline in interest rates or to take advantage of yield disparities among different issues of U.S. Government securities could result in high portfolio turnover. As a result of their investment strategies, the Bond & Stock and Northwest Funds' annual portfolio turnover rates are expected to be as high as 95%, respectively. Higher portfolio turnover rates for the Funds can result in corresponding increases in expenses such as brokerage commissions and transaction costs. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies.

YEAR 2000. Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Underlying Fund's, the Bond & Stock Fund's or a Portfolio's major service providers fail to process this type of information properly, that could have a negative impact on the Underlying Fund's, the Bond & Stock Fund's or a Portfolio's operations and the services that are provided to its shareholders. WM Advisors and WM Shareholder Services Inc. (the "Administrator") have advised the Underlying Funds, the Bond & Stock Fund and the Portfolios that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000 to the extent necessary to avoid any such negative impact. In addition, WM Advisors has been advised by the Custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this Prospectus, the Underlying Funds, the Bond & Stock Fund, the Portfolios and WM Advisors have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the Underlying Funds', the Bond & Stock Fund's or a Portfolio's portfolio holdings may be adversely affected by the inability of their issuers or third parties to properly process date-related information from and after January 1, 2000.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided by the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust and By-Laws.

INVESTMENT MANAGEMENT

INVESTMENT ADVISOR. The Funds and Portfolios are managed by WM Advisors, Inc., which is referred to as WM Advisors or the Advisor in this Prospectus. WM Advisors, located at 1201 Third Avenue, Suite 1400, Seattle, Washington 98101, has been in the business of investment management since 1944. WM Advisors's responsibilities include formulating each Fund's and each Portfolio's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Fund's and each Portfolio's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Funds and Portfolios. In connection with its service as investment advisor to each Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Funds and may eliminate or seek to change any such sub-advisor if it deems such action to be in the best interests of a Fund or Portfolio and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Fund's portfolio. In addition, the Trust is seeking an order from the Securities and Exchange Commission which would permit the Funds and Portfolios, subject to certain conditions, to enter into sub-advisory agreements with other sub-advisors approved by the Trust's Board of Trustees without shareholder approval. The exemptive request also seeks to permit, without shareholder approval, the terms of an existing sub-advisory agreement to be changed or the employment of an existing sub-advisor to be continued after events that would otherwise cause an automatic termination of a sub-advisory agreement when such changes or continuation are approved by the Trust's Board of Trustees. Shareholders would be notified of any sub-advisor changes. WM Advisors is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

INVESTMENT SUB-ADVISORS. In accordance with each Fund's investment objective and policies and under the supervision of WM Advisors and the Trust's Board of Trustees, each sub-advisor listed below is responsible for the day-to-day investment management of its respective Fund, makes investment decisions for the Fund and places orders on behalf of the Fund to effect the investment decisions made.

Janus Capital Corporation, ("Janus"), serves as investment sub-advisor to the Growth Fund. Janus, located at 100 Fillmore Street, Denver, Colorado 80206, provides investment advice to mutual funds and other large institutional clients. As of December 31, 1997, Janus' assets under management were in excess of $68.5 billion. WM Advisors pays Janus a fee at the annual rate of 0.55% of the first $25 million of the average net assets of the Fund and 0.50% of such assets over $25 million.

Warburg Pincus Asset Management, Inc. ("Warburg") serves as sub-advisor of the International Growth Fund. Warburg, located at 466 Lexington Avenue, New York, New York 10017-3147, is a professional investment counseling firm which provides investment services to investment endowment funds, foundations and other institutions and individuals. As of January 31, 1998, Warburg managed approximately $21 billion of assets. WM Advisors pays Warburg a fee at the annual rate of 0.50% of the average net assets of the International Growth Fund.

INDIVIDUAL FUND MANAGERS. Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of

WM Advisors is primarily responsible for the day-to-day management of the Income, U.S. Government Securities, and Short Term High Quality Bond Funds. He has managed similar funds since 1992, and has been employed by WM Advisors since 1992.

Jeffrey D. Huffman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the Bond & Stock Fund since its inception. He has managed a similar fund and has been employed by WM Advisors since 1995. Prior to 1995, Mr. Huffman was Vice President of Trust Investments for First Interstate Bank until 1996 and a portfolio manager at Safeco Corporation since 1992.

Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the Growth & Income Fund. He has managed a similar Fund since 1991 and has been employed by WM Advisors since 1991.

Audrey S. Quaye, CPA, Vice President and Portfolio Manager of WM Advisors, is primarily responsible for the day-to-day management of the Money Market Fund. She has managed similar funds since 1997 and has been employed at WM Advisors since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst since 1992.

David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has had primary responsibility for the day-to-day management of the Northwest Fund since its inception. He has managed a similar fund and has been employed by WM Advisors since 1993. Prior to 1993, Mr. Simpson was a senior consultant at Management Advising Services since 1987. Mr. Simpson has also been co-manager of the Emerging Growth Fund since March, 1998.

Linda C. Walk, CFA, Vice President and Portfolio Manager of WM Advisors, is co-manager of the Emerging Growth Fund. Ms. Walk, together with Mr. Simpson, has had primary responsibility for the day-to- day management of the Emerging Growth Fund's portfolio since March, 1998, and has been employed by WM Advisors since 1997. Prior to 1997, Ms. Walk was a portfolio manager at Laird Norton Trust Company since 1996, a valuation consultant for Ernst & Young LLP since 1994, and a valuation consultant for Management Advisory Services since 1990.

Warren B. Lammert has had primarily responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987 and his duties at Janus include the management of separate equity accounts.

The following people have been primarily responsible for the day-to-day management of the International Growth Fund since April 1996: Richard H. King, Senior Managing Director, joined Warburg to found the international equity department and has 31 years of investment experience. Harold W. Ehrlich, CFA, CIC, Managing Director, has 14 years of investment experience. Prior to joining Warburg, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel, Inc. from 1987 to 1995.

ADVISORY FEES. For investment advisory services, monthly fees are paid to WM Advisors by each Fund and Portfolio based upon a percentage of the average net assets of such Fund or Portfolio. Absent fee waivers, WM Advisors is paid the following effective annual rates:

                                                         AMOUNT OF ASSETS
                                                           ($ MILLIONS)
                         ---------------------------------------------------------------------------------
                                  AFTER 25; AFTER 50; AFTER 100; AFTER 125; AFTER 200; AFTER 400;
                         FIRST 25  NEXT 25   NEXT 50   NEXT 25    NEXT 75    NEXT 200   NEXT 100  OVER 500
                         -------- --------- --------- ---------- ---------- ---------- ---------- --------
FUND
Money Market Fund.......    .50%     .50%      .50%       .50%       .50%       .50%       .50%      .40%
Short Term High Quality
 Bond Fund..............    .50%     .50%      .50%       .50%       .50%       .45%       .45%      .40%
U.S. Government
 Securities Fund........    .60%     .60%      .60%       .60%       .60%       .60%       .60%      .50%
Income Fund.............    .65%     .65%      .65%       .65%       .65%       .65%       .65%      .50%
Growth & Income Fund....    .80%     .80%      .80%       .75%       .75%       .70%       .65%     .575%
Growth Fund.............    .95%    .875%     .875%      .875%      .875%      .875%      .875%     .875%
Emerging Growth Fund....    .90%     .85%      .85%       .85%       .85%       .85%       .85%      .75%
International Growth
 Fund...................    .95%     .95%      .85%       .85%       .75%       .75%       .75%      .75%
Bond & Stock Fund.......   .625%    .625%     .625%      .625%      .625%      .625%      .625%      .50%
Northwest Fund..........   .625%    .625%     .625%      .625%      .625%      .625%      .625%      .50%
Income Portfolio........    .10%     .10%      .10%       .10%       .10%       .10%       .10%      .10%
Flexible Income
 Portfolio..............    .10%     .10%      .10%       .10%       .10%       .10%       .10%      .10%
Balanced Portfolio......    .10%     .10%      .10%       .10%       .10%       .10%       .10%      .10%
Conservative Growth
 Portfolio..............    .10%     .10%      .10%       .10%       .10%       .10%       .10%      .10%
Strategic Growth
 Portfolio..............    .10%     .10%      .10%       .10%       .10%       .10%       .10%      .10%

WM Advisors has voluntarily undertaken to waive, through December 31, 1998, a portion of the annual management fees of each of the Money Market Fund and the Short Term High Quality Bond Fund if and to the extent that total Fund expenses would otherwise exceed such Fund's level of expenses as of June 30, 1997.

DISTRIBUTOR

WM Funds Distributor, Inc., referred to as the Distributor herein, distributes the Funds' shares to AGL's separate accounts, which purchase and redeem these shares at net asset value without sales or redemption charges. The Distributor is located at 601 West Main Avenue, Suite 801, Spokane, Washington 99201-0613 and is a wholly-owned subsidiary of Washington Mutual, the parent of WM Advisors. The Distributor, as principal underwriter, or insurance companies whose variable products are funded by the Trust, will bear all of the Trust's marketing expenses. This includes the cost of reproducing prospectuses, statements of additional information or any other Trust documents (such as semi-annual reports) used as sales materials.

ADMINISTRATION

WM Shareholder Services, Inc., which is referred to as the Administrator herein, serves as the administrator and transfer agent to the Trust and has responsibility for the Trust's administrative functions. Subject to the authority of the Board of Trustees, the Administrator, located at 601 West Main Avenue, Suite 300, Spokane, Washington 98201, is responsible for all administrative and some record keeping functions of the Trust. It provides office facilities and supplies; provides clerical, executive, accounting and administrative services; prepares reports to shareholders and filings with regulatory authorities; prepares materials for the Board of Trustees' meetings; and provides securities accounting and calculates net assets. Boston Safe Deposit & Trust Co., the custodian, is located at One Boston Place, Boston, Massachusetts 02108.

                        GENERAL INFORMATION AND HISTORY
THE TRUST

The Trust is an open-end management investment company that offers diversified and non-diversified series. It was organized on January 29, 1993 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust." Prior to March 20, 1998, the Trust was known as "The Sierra Variable Trust." The Trust has the power to issue separate series of shares and has authorized the following fifteen separate series: Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Bond & Stock Fund, Growth & Income Fund, Growth Fund, Northwest Fund, Emerging Growth Fund, International Growth Fund, Income Portfolio, Flexible Income Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio. The Trust offers shares of beneficial interest, each without par value. Additional series may be established. Prior to January 30, 1998, the Money Market Fund was known as the Global Money Fund. Prior to March 20, 1998, the U.S. Government Securities Fund was known as the U.S. Government Fund, the Income Fund was known as the Corporate Income Fund, the Growth & Income Fund was known as the Growth and Income Fund, the Strategic Growth Portfolio was known as the Capital Growth Portfolio, the Conservative Growth Portfolio was known as the Growth Portfolio, and the Flexible Income Portfolio was known as the Value Portfolio.

Currently, the shares of the Funds and Portfolios are sold only to AGL and its separate accounts to fund Contracts or to other series of the Trust, which are also sold to AGL and its separate accounts. In the future, the Trust may, subject to receipt of an order from the SEC, offer its shares to separate accounts funding variable annuities of insurance companies affiliated or unaffiliated with AGL and to separate accounts which fund variable life insurance or other variable funding arrangements. The Trust's Board of Trustees will monitor potential conflicts between variable life insurance policies and variable annuity contracts or among insurance company shareholders and will determine what, if any, action should be taken to resolve any conflicts. Until other insurance companies have made investments in the series of the Trust, AGL directly or indirectly, will be the sole shareholder of the Trust and therefore may be deemed to control the Trust.

In addition to investment advisory and certain administrative expenses paid to WM Advisors and the Administrator, each Fund and Portfolio pays all expenses not assumed by WM Advisors. Such expenses include or could include investment-related expenses, such as brokers' commissions, transfer taxes and fees related to the purchase, sale, or loan of securities; fees and expenses for Trustees not affiliated with WM Advisors or the sub-advisors; fees and expenses of its independent accountants and legal counsel; costs of Trustee and shareholder meetings; SEC fees; expenses of preparing and filing registration statements; the cost of the printing and mailing to existing Contract owners of proxy statements, prospectuses and statements of additional information; proxy solicitors' fees; expenses of preparation, printing and mailing to Contract owners of semi-annual shareholder reports; bank transaction charges and certain Custodians' fees and expenses; federal, state or local income or other taxes; costs of maintaining the Trust's corporate existence; membership fees for the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made. All these expenses will be passed on to the shareholders through a daily charge made to the assets held in the Funds and Portfolios, which will be reflected in share prices.

SHAREHOLDER MEETINGS AND VOTING OF SHARES. As a Massachusetts business trust, the Trust is not required to hold annual shareholders' meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve management contracts, or for other purposes. Generally, shares of the Trust vote by individual series on all matters except when the 1940 Act permits shares of the series to be voted in the aggregate. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust expects that its shareholders will offer their Contract owners the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. AGL has advised the Trust that, whenever a shareholder vote is taken, AGL will give Contract owners and annuitants the opportunity to instruct them how to vote the shares attributable to such Contracts. AGL also stated that it will vote any shares that it is entitled to vote directly, because of their attributable interests in the Trust, and any shares attributable to Contracts for which instructions are not received, in the same proportion that Contract owners vote.

Under Massachusetts law, in certain circumstances, shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of each Fund's and each Portfolio's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

PURCHASE AND REDEMPTION

The shares of the Funds and Portfolios are sold in a continuous offering to insurance companies for their separate accounts to fund Contracts. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate accounts and are invested in the shares of the Funds corresponding to such divisions. Shares of the Funds and Portfolios are purchased and redeemed by the insurance company at net asset value without sales or redemption charges.

For each day on which a Fund's or Portfolio's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Fund(s) and Portfolio(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.

All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemption, if permitted under the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.

PURCHASE THROUGH THE SAM PROGRAM. Owners of the WM Advantage Contract may elect to participate in the WM Strategic Asset Management Program, which is referred to as the SAM Program in this Prospectus. The SAM Program is an active investment management service offered through WM Advisors that allocates separate account values across a number of investment divisions selected to meet different long-term investment objectives. Depending on market conditions, WM Advisors from time to time changes or reallocates the combination of separate account divisions, or the amount invested in each, to implement the various SAM strategies. In addition, account balances of Contract owners participating in the SAM Program will be periodically rebalanced to maintain the chosen strategy's current asset allocation mix, if and when Fund performance unbalances the strategy's mix. Normally, WM Advisors will reallocate once a quarter.

From time to time, one or more of the separate account investment divisions may experience relatively large investments or redemptions due to SAM Program allocations or rebalancings recommended by WM Advisors. These transactions will affect the Funds that are available through the SAM Program, since Funds that experience redemptions as a result of reallocations or rebalancings in the separate account may have to sell portfolio securities and Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also increase transaction costs. WM Advisors, representing the interests of the Trust, is committed to minimizing the impact of SAM Program transactions on the Funds, to the extent it is consistent with pursuing the investment objective of the SAM Program. The SAM Program is currently being offered at no additional cost to Contract owners, although WM Advisors has reserved the right to impose a charge for this service in the future. All of the Funds and Portfolios are available through the SAM Program.

WM Advisors may restrict or terminate the participation of WM Advantage Contract owners in the SAM Program at any time. In addition, AGL has reserved the right to place restrictions on transactions permitted by the WM Advantage Contract that could result in restrictions or terminations of the SAM Program.

NET ASSET VALUE

The net asset value (the current market value of a Fund or Portfolio share) of each Fund's or Portfolio's shares is determined at the close of regular trading on the NYSE (currently 1:00 p.m., Pacific Time), each business day the NYSE is open, except as noted. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Day, President's Day,

Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, net asset values will not be calculated on the Friday following Thanksgiving. Net asset value per share is calculated for purchases and redemptions of shares of each Fund or Portfolio by dividing the value of its total assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Fund or Portfolio outstanding. The net asset value per share of each Fund and Portfolio is determined each business day at the close of business. Values of assets in each Fund's or Portfolio's portfolio (except the Money Market Fund and certain short-term debt securities) are determined on the basis of their market values or valuations, determined as described in the SAI. The Money Market Fund values its assets by the amortized cost method, which approximates market value.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Funds and Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

Each Fund and Portfolio intends to qualify separately each year as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. The requirements for qualification may cause a Fund or Portfolio to restrict the extent of its short-term trading or its transactions in options or futures contracts.

As a RIC, each Fund and Portfolio will not be subject to federal income tax on its net investment income and net realized capital gains which are timely distributed to its insurance company shareholders. Accordingly, each Fund and Portfolio intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders. Very generally, an insurance company which is a shareholder of a Fund or Portfolio will determine its federal income tax liability with respect to distributions from that Fund or Portfolio pursuant to the special rules of Subchapter L of the Code.

Although the Trust intends that it and each Fund and Portfolio will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Fund or Portfolio incurring such liability will be adversely affected. In addition, Funds or Portfolios investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Funds or Portfolios.

Because the Trust funds certain types of variable annuities, each Fund or Portfolio is also subject to the investment diversification requirements of Subchapter L of the Code. Were any Fund or Portfolio to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed on investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.

The amounts of dividends of net investment income (i.e., all income other than capital gains) and distributions of net realized capital gains on securities held for less than one year ("short-term capital gain"), at least one year but less than 18 months ("28% Rate Gain"), and longer than 18 months ("20% Rate Gain") payable to shareholders will be determined separately for each Fund and Portfolio. Dividends and distributions paid by a Fund or Portfolio will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Fund or Portfolio. The Money Market Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. The Short Term High Quality Bond, U.S. Government Securities and Income Funds will declare and pay quarterly dividends from net investment income, and the Bond & Stock, Northwest, Growth & Income, Growth, Emerging Growth and International Growth Funds will declare and pay such dividends annually. Each of the Balanced, Flexible Income and Income Portfolios will declare and pay dividends quarterly. Both the Strategic Growth Portfolio and Conservative Growth Portfolio will declare and pay dividends annually. All Funds and Portfolios will distribute any net long-term capital gains (i.e., 20% Rate Gains and 28% Rate Gains) annually. Distributions of any net short-term capital gains earned by a Fund or Portfolio will be distributed no less frequently than annually at the discretion of the Board of Trustees.

                                  PERFORMANCE

The Trust may, from time to time, calculate the yield and effective yield of the Money Market Fund, the yield of other Funds or Portfolios or total return of all Funds or Portfolios, and may include such information in reports to shareholders. Performance information should be considered in light of the Fund's or Portfolio's investment objectives and policies, characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Current yield for the Money Market Fund will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then annualized (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). Effective yield for the Money Market Fund is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings on reinvested dividends. For the remaining Funds and Portfolios, any quotations of yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of average annual total return for a Fund or Portfolio will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund or Portfolio over certain periods that will include periods of 1, 5, and 10 years (up to the life of the Fund or Portfolio), will reflect the deduction of a proportional share of Trust's expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid.

Total returns and yields quoted for the Funds or Portfolios include each Fund's or Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Since shares of the Funds and Portfolios may only be purchased through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of each Fund's or Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a performance to that of other mutual funds.

For a description of the methods used to determine yield and total return for the Funds and Portfolios, see the SAI.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' OR PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' AND PORTFOLIOS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR PORTFOLIOS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                 April 1, 1998


                             WM VARIABLE TRUST/1/
                        601 WEST MAIN AVENUE, SUITE 300
                        SPOKANE, WASHINGTON  99201-0613



       MONEY MARKET FUND                     GROWTH & INCOME FUND
       SHORT TERM HIGH QUALITY BOND FUND     GROWTH FUND
       U.S. GOVERNMENT SECURITIES FUND       NORTHWEST FUND
       INCOME FUND                           EMERGING GROWTH FUND
       BOND & STOCK FUND                     INTERNATIONAL GROWTH FUND

  __________________________________________________________________________

       INCOME PORTFOLIO * FLEXIBLE INCOME PORTFOLIO * BALANCED PORTFOLIO
          CONSERVATIVE GROWTH PORTFOLIO * STRATEGIC GROWTH PORTFOLIO


     This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the Prospectus relating to the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Bond & Stock Fund, Growth & Income Fund, Growth Fund, Northwest Fund, Emerging Growth Fund and International Growth Fund (the "Funds"), and Income Portfolio, Flexible Income Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio (the "Portfolios") of WM Variable Trust (the "Trust"), dated April 1, 1998, as revised from time to time. The SAI should be read in conjunction with the Prospectus, as amended or supplemented from time to time. The Trust's Prospectus may be obtained without charge by writing to American General Life Insurance Company ("AGL"), Attention:
Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401 or by calling AGL at 800-247-6584.

____________________

     /1/Formerly known as The Sierra Variable Trust.

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY............................................ 3

MANAGEMENT OF THE TRUST.................................................... 3

INVESTMENT ADVISOR.........................................................10

CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR...................12

INVESTMENT OBJECTIVES AND POLICIES.........................................14

INVESTMENT RESTRICTIONS....................................................36

PERFORMANCE................................................................47

TAXES......................................................................50

FINANCIAL STATEMENTS.......................................................52

DESCRIPTION OF S&P, MOODY'S, DUFF AND FITCH RATINGS........................53

                        GENERAL INFORMATION AND HISTORY

     The Trust is an open-end management investment company. Some of the information required to be in this SAI is also included in the Trust's current Prospectus relating to the Funds and Portfolios. As discussed in the Prospectus, the five Portfolios invest in the Funds (except the Bond & Stock Fund), the High Yield Fund, a series of WM Trust I (the "High Yield Fund") and the WM Prime Income Fund, a closed end management investment company (the "Prime Income Fund"). To avoid unnecessary repetition, reference is made to related sections of the Prospectus. Copies of the Registration Statement as filed, including Part C, may be obtained from the Securities and Exchange Commission (the "SEC") by paying the charges prescribed under its rules and regulations.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

The names of the Trustees and executive officers of the Trust, together with information as to their dates of birth and principal business occupations during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

TRUSTEES:
---------

DAVID E. ANDERSON (11/17/26)
Trustee
17960 Seabreeze Drive
Pacific Palisades, California 90272

Former President and CEO of GTE California, Inc. from 1979 to 1988, retired in 1988. Director of Barclay's Bank of California until 1988. Currently involved in the following charitable organizations as a director on the following boards:
Board chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past campaign chairman of United Way, former chairman, Los Angeles Area Chamber of Commerce.

WAYNE L. ATTWOOD, MD (1/28/29)
Trustee
2931 S. Howard
Spokane, Washington 99203

Retired doctor of internal medicine and gastroenterology. Former president, Medical Staff - Sacred Heart Medical Center; former president of Spokane Society of Internal Medicine; and former president of Spokane Physicians for Social Responsibility.

ARTHUR H. BERNSTEIN, ESQ. (6/8/25)
Trustee
11661 San Vicente Blvd., Suite 701
Los Angeles, California 90049

President of Bancorp Capital Group, Inc., and Bancorp Venture Capital, Inc. Previously served on the board of directors of Great Western Leasing Corporation, subsidiary of Great Western Financial Corporation ("GWFC"), until the subsidiary was sold in 1987. Director of Ryder System, Inc., chairman of the board of trustees of the California Family Studies Center and Phillips Graduate Institute since 1984.


KRISTIANNE BLAKE (1/22/54)
Trustee
705 W. 7th, Suite D
Spokane, Washington 99204

CPA specializing in personal financial and tax planning since 1975. Served as a partner with the accounting firm of Deloitte, Haskins & Sells prior to starting own firm in 1987. Community activities include: board chair, United Way of Spokane County; treasurer, YMCA of the Inland Northwest; past president, Junior League of Spokane; board member, Spokane Intercollegiate Research & Technology Institute Foundation; board member, Spokane Joint Center for Higher Education; board member, Spokane Area Chamber of Commerce; and board member, St. George's School.

EDMOND R. DAVIS, ESQ. (9/24/28)
Trustee
550 South Hope Street, 21st Floor
Los Angeles, California 90071-2604

Joined the law firm of Brobeck, Phleger & Harrison as a partner in 1987 and responsible for estate planning, and trusts and estate matters in the Los Angeles office. Prior to joining the firm, had a similar position for 20 years with the law firm of Overton, Lyman & Prince in Los Angeles. His expertise has been recognized in Who's Who in California, the Best Lawyers of America, and Who's Who in American Law.

JOHN W. ENGLISH (3/27/33)
Trustee
50 H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640

Retired vice president and chief investment officer of the Ford Foundation (a non-profit charitable organization). Chairman of the board and director, the China Fund, Inc., (closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund). Trustee, Retail Property Trust (a company providing management services for a shopping center).

*ANNE V. FARRELL  (07/17/35)
Trustee
425 Pike Street, Suite 510
Seattle, Washington 98101

Joined the Seattle Foundation (a charitable foundation) in 1980 as executive vice president. Became president in 1984. Also serves on the board of Washington Mutual, Inc. ("Washington Mutual") and Blue Cross of Washington and Alaska. Listed in Who's Who in America. Currently a Regent at Seattle University and president of the Rainier Club in Seattle. Past President of the Nature Conservancy of Washington Lakeside School and Seattle Rotary Club.

*MICHAEL K. MURPHY  (1/14/37)
Trustee
PO Box 3366

Spokane, Washington 99220-3366

Chairman and CEO of CPM Development Corporation (a holding company which includes Central Pre-mix Concrete Company) and president of Inland Asphalt Company. Member of the board of directors for Washington Mutual, and Momentum, Inc. Former president and director of Inland Empire Chapter - Associated General Contractors, and former director of National Aggregates Associates.

ALFRED E. OSBORNE, JR. PH.D. (12/7/44)
Trustee
110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481

University professor, researcher and administrator at University of California Los Angeles since 1972. Director, Times Mirror Company (newspaper publisher), United States Filer Corporation, Nordstrom Inc. (clothing retailer) and Greyhound Lines, Inc. (bus company). Independent general partner, Technology Funding Venture Partners V, and former Governor of the National Association of Securities Dealers, Inc.

*WILLIAM G. PAPESH  (1/21/43)
President and Trustee
601 W. Main Avenue
Suite 300
Spokane, WA  99201

President and director of WM Advisors, Inc. ("WM Advisors" or the "Advisor") and WM Shareholder Services, Inc. ("Shareholder Services"), WM Funds Distributor, Inc. (the "Distributor") and WM Services, Inc., (a registered Investment Advisor and broker/dealer). Currently Governor of the Investment Company Institute; member of the Washington State Securities Advisory Committee; former Governor of the National Association of Securities Dealers, Inc. (Vice-Chairman, Finance Committee); former Governor of the Securities Industry Association.

DANIEL L. PAVELICH  (9/12/44)
Trustee
Two Prudential Plaza
180 North Stetson Avenue, Suite 4300
Chicago, Illinois 60601

Chairman and CEO of BDO Seidman, a leading national accounting and consulting firm. Worked in Seidman's Spokane office for 27 years and is a former presiding member of the firm's board of directors. A member of the American Institute of CPAs and served as a vice president of the Washington Society of CPAs board of directors.

JAY ROCKEY (1/5/28)
Trustee
2121 Fifth Avenue
Seattle, Washington 98121

Founder and chairman of The Rockey Company, a public relations and marketing communications consulting firm with headquarters in Seattle and offices in Portland and Spokane. Founder and director of RXL Pulitzer, an international multimedia company that is a joint venture with Pulitzer Publishing Co. of St. Louis. History includes managing New York City public relations for Aluminum Company of America, director of public relations for the Seattle World's Fair and the presidency of the Public Relations Society of America.

RICHARD C. YANCEY   (5/28/26)
Trustee
535 Madison Avenue
New York, New York 10022

Investment Banker - SBC Warburg, Dillion, Read & Co., Inc., New York City, 1952 through 1992. Served as vice president, managing director and director and senior advisor at Dillion, Read & Co. Member of the boards of directors of AdMedia Partners Inc. (business and financial advisory services company), CapMAC Holdings Inc. (financial guarantee and reinsurance company), Fiberite, Inc (manufacturer of high temperature composite materials), The Scoreboard, Inc. (sports and entertainment products distributor), and Dzech and Slovak American Enterprise Fund (investment fund).

OFFICERS:

GENE G. BRANSON (12/26/45)
Vice President
601 W. Main Street, Suite 1100
Spokane, Washington  99201

Mr. Branson is a senior vice president and director of the Distributor and Shareholder Services, and a vice president and director of WM Advisors.

MONTE D. CALVIN, CPA (1/22/44)
Senior Vice President and Chief Financial Officer
601 W. Main Avenue
Suite 300
Spokane, WA  99201

Mr. Calvin is an executive vice president of Shareholder Services, and serves as the chief financial officer of the Trust.

SANDY CAVANAUGH (5/10/54)
Senior Vice President
1631 Broadway
Sacramento, CA  95818

Ms. Cavanaugh is a senior vice president of the Distributor.

THERESE M. HOGAN
Assistant Secretary
First Data Investor Services Group
One Exchange Place
53 State Street
Boston, MA  02109

Ms. Hogan is a vice president of First Data Investor Services Group.

JEFFREY L. LUNZER, CPA (1/4/61)
Vice President and Treasurer
601 W. Main Avenue
Suite 300
Spokane, WA  99201

Mr. Lunzer is a vice president of Shareholder Services.

WILLIAM G. PAPESH (1/21/43)
President
601 W. Main Avenue
Suite 300
Spokane, WA  99201

Please refer to the biographical description in the section above.

RICHARD H. ROSE (7/8/55)
Assistant Treasurer
First Data Investor Services Group
One Exchange Place
53 State Street
Boston, MA  02109

Mr. Rose currently acts as Senior Vice President of First Data Investor Services Group, Inc., a subsidiary of First Data Corp. (prior to May 6, 1994, a subsidiary of The Boston Company Advisors, Inc.

LAWRENCE R. SMALL, ESQ. (5/11/38)
Assistant Secretary
717 West Sprague Avenue
Suite 1200
Spokane, Washington  99201

Mr. Small is a partner with the law firm of Paine, Hamblen, Coffin, Brooke & Miller in Spokane, Washington.

JOHN T. WEST (1/21/55)
Vice President, Secretary and Compliance Officer
601 W. Main Avenue
Suite 300
Spokane, WA  99201

Mr. West is a vice president of Shareholder Services.


     The Trustees and certain officers of the Trust are also trustees or officers of WM Trust I and WM Trust II, the Prime Income Fund, WM Strategic Asset Management Portfolios ("SAMP") and the Composite Deferred Series, Inc. ("Composite Deferred") WM Trust I, WM Trust II, SAMP and Composite Deferred are investment companies advised by WM Advisors.

REMUNERATION. No director, officer or employee of WM Advisors, the advisor to the Funds and Portfolios, the sub-advisors of the Funds (the "sub-advisors"), or any of their affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of WM Advisors, the sub-advisors, or any of their affiliates, a fee of $3,000 per day for each Board meeting attended (except that the lead Trustee, presently Mr. Yancey, receives an additional $6,000 per annum and each committee chairman receives $500 per committee meeting attended), and reimburses them for travel and out-of-pocket expenses.

As of December 31, 1997, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of each of the Funds and Portfolios.

The following Compensation Table shows aggregate compensation paid to each of the Trust's Trustees by the Trust and the WM Group of Funds, respectively, in the year ended December 31, 1997.

                               COMPENSATION TABLE


                                 Aggregate Compensation      Pension or
        Name of Person             From the Trust for        Retirement                         Total Compensation From the WM
                                   fiscal year ended     Benefits Accrued as    Estimated      Group of Funds* Paid to Trustees
                                   December 31, 1997        Part of Fund        Benefits Upon   for fiscal year ended December 31,
                                                              Expenses         Retirement                    1997
---------------------------------------------------------------------------------------------------------------------------------
David E. Anderson+                    $12,250                  $0                  $0                      $41,450
---------------------------------------------------------------------------------------------------------------------------------
Wayne L. Attwood, M.D.                $0                       $0                  $0                      $15,000
---------------------------------------------------------------------------------------------------------------------------------
Arthur H. Bernstein, Esq.             $17,750                  $0                  $0                      $59,889
---------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake                      $0                       $0                  $0                      $16,500
---------------------------------------------------------------------------------------------------------------------------------
Edmond R. Davis, Esq.                 $12,250                  $0                  $0                      $41,450
---------------------------------------------------------------------------------------------------------------------------------
John W. English                       $12,250                  $0                  $0                      $41,450
---------------------------------------------------------------------------------------------------------------------------------
Anne V. Farrell                       $0                       $0                  $0                      $0
---------------------------------------------------------------------------------------------------------------------------------
Michael K. Murphy                     $0                       $0                  $0                      $0
---------------------------------------------------------------------------------------------------------------------------------
Alfred E. Osborne, Jr., Ph.D.         $12,250                  $0                  $0                      $41,450
---------------------------------------------------------------------------------------------------------------------------------
William G. Papesh                     $0                       $0                  $0                      $0
---------------------------------------------------------------------------------------------------------------------------------
Daniel L. Pavelich                    $0                       $0                  $0                      $14,000
---------------------------------------------------------------------------------------------------------------------------------
Jay Rockey                            $0                       $0                  $0                      $15,000
---------------------------------------------------------------------------------------------------------------------------------
Richard C. Yancey                     $0                       $0                  $0                      $15,000
---------------------------------------------------------------------------------------------------------------------------------

* The WM Group of Funds consists of the Trust, WM Trust I, WM Trust II, the Prime Income Fund and SAMP.
** A Trustee who is an "interested person" of the Trust as defined in the 1940 Act.
+    Mr. Anderson was paid $1,000 for Audit Committee Meetings held by the
     Trust.

INVESTMENT ADVISOR

     WM Advisors serves as investment advisor to each of the Funds and Portfolios, and each sub-advisor serves as investment sub-advisor to one or more Funds, pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, WM Advisors and the sub-advisors, are described in the Prospectus under "Management of the Trust - Investment Management." WM Advisors and the sub-advisors each (i) compensates its respective directors and pays the salaries of its respective officers and employees, (ii) compensates its respective officers and employees that are employed by the Trust, and (iii) maintains office facilities for the Trust.

For the fiscal years ended December 31, 1995, 1996 and 1997 the Funds paid to Sierra Investment Advisors Corporation ("Sierra Advisors"), the investment advisor to the Funds prior to January 30, 1998, and the Portfolios paid Sierra Investment Services Corporation, the investment advisor to the Portfolios prior to January 30, 1998, for the period ended December 31, 1997, the following advisory fees*:

                                                   1997
                                                   ----
                                                                EXPENSES
                                      FEES PAID   FEES WAIVED  REIMBURSED
                                     -----------  -----------  ----------
Money Market Fund                     $  121,580      $29,077          $0
Short Term High Quality Bond Fund     $   57,289      $ 3,755          $0
U.S. Government Securities Fund       $  376,599      $     0          $0
Income Fund                           $  345,006      $     0          $0
Growth & Income Fund                  $  697,411      $     0          $0
Growth Fund                           $1,055,947      $     0          $0
Emerging Growth Fund                  $  419,081      $     0          $0
International Growth Fund             $  567,918      $     0          $0
Strategic Growth Portfolio            $      177      $     0          $0
Conservative Growth Portfolio         $      433      $     0          $0
Balanced Portfolio                    $      849      $     0          $0
Flexible Income Portfolio             $       17      $     0          $0
Income Portfolio                      $    --         $     0          $0

                                                   1996
                                                   ----
                                                                EXPENSES
                                      FEES PAID    FEES WAIVED  REIMBURSED
                                      -----------  -----------  ----------
Money Market Fund                     $   40,314      $61,700          $0
Short Term High Quality Bond Fund     $   56,022      $10,732          $0
U.S. Government Securities Fund       $  363,268      $     0          $0
Income Fund                           $  381,643      $     0          $0
Growth & Income Fund                  $  436,358      $     0          $0
Growth Fund                           $  961,131      $     0          $0
Emerging Growth Fund                  $  461,791      $     0          $0
International Growth Fund             $  524,048      $     0          $0

                                                  1995
                                                  ----
                                                                EXPENSES
                                      FEES PAID   FEES WAIVED  REIMBURSED
                                      ---------   -----------  ----------
Money Market Fund                     $    6,779      $50,091          $0
Short Term High Quality Bond Fund     $   50,278      $19,478          $0
U.S. Government Securities Fund       $  280,013      $ 2,943          $0
Income Fund                           $  367,022      $     0          $0
Growth & Income Fund                  $  234,524      $34,257          $0
Growth Fund                           $  718,734      $     0          $0
Emerging Growth Fund                  $  250,932      $19,826          $0
International Growth Fund             $  407,005      $ 4,326          $0

          For the fiscal years ended December 31, 1995, 1996, and 1997, Sierra Advisors paid to the sub-advisors the following sub-advisory fees*:

                                      1997                 1996                    1995
                                      ----                 ----                    ----
                                FEES       FEES       FEES       FEES          FEES      FEES
                                PAID      WAIVED      PAID      WAIVED         PAID     WAIVED
                                ----      ------      ----      ------         ----     ------
Money Market Fund             $ 45,197     $  0     $ 30,604     $  0        $ 17,061      $0

Short Term High Quality       $ 18,313     $  0     $ 20,026     $  0        $ 21,114      $0
Bond Fund

U.S. Government Securities
 Fund
   BlackRock                  $116,118     $  0     $112,008     $  0        $ 88,293      $0

Income Fund                   $159,233     $  0     $176,143     $  0        $169,395      $0

Growth & Income Fund          $392,279     $  0     $245,451     $  0        $151,189      $0

Growth Fund                   $605,184     $  0     $551,003     $  0        $412,538      $0

Emerging Growth Fund          $251,665     $  0     $276,789     $  0        $164,136      $0

International Growth Fund
   J.P. Morgan                $      0     $  0     $ 81,007     $  0        $259,788      $0
   Warburg, Pincus**          $304,657     $  0     $211,192     $  0             ---     ---

__________

* Each of the Strategic Growth, Conservative Growth and Balanced Portfolios commenced operations on June 3, 1997. The Flexible Income Portfolio and the Income Portfolio commenced operations on September 9, 1997 and October 22, 1997, respectively. The Bond & Stock and Northwest Funds had not commenced operations as of December 31, 1997.

** On April 8, 1996 Warburg, Pincus Counsellors, Inc. replaced J.P. Morgan Investment Management Inc. as the sub-advisor for the International Growth Fund.

CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

  The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as custodian for the Funds (the "Custodian"). In addition, the Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. Shareholder Services, located at 601 West Main Avenue, Suite 300, Spokane, Washington 99201, serves as the Trust's administrator and transfer agent. Prior to December 23, 1997, Sierra Fund Administration Corporation ("Sierra Administration") served as the administrator to the Trust.

  For the fiscal years ended December 31, 1995, 1996 and 1997 the Funds paid to Sierra Administration, the administrator for the Funds and the Portfolios prior to January 30, 1998, the following administration fees*:

                                        1997                 1996                  1995
                                        ----                 ----                  ----
                                  FEES       FEES        FEES       FEES       FEES       FEES
                                  PAID      WAIVED       PAID      WAIVED      PAID      WAIVED
                                  ----      ------       ----      ------      ----      ------
Money Market Fund               $ 54,236    $     0    $ 36,725     $   0    $ 13,156    $7,317
Short Term High Quality         $ 21,976    $     0    $ 24,031     $   0    $ 25,337    $    0
 Bond Fund

U.S. Government Securities      $112,980    $     0    $108,980     $   0    $ 84,887    $    0
 Fund
Income Fund                     $ 95,540    $     0    $105,686     $   0    $101,657    $    0
Growth & Income Fund            $156,925    $     0    $ 98,181     $   0    $ 60,476    $    0
Growth Fund                     $213,366    $     0    $193,861     $   0    $143,997    $    0
Emerging Growth Fund            $ 86,099    $     0    $ 95,144     $   0    $ 54,833    $    0
International Growth Fund       $109,677    $     0    $100,408     $   0    $ 77,936    $    0
Strategic Growth Portfolio**    $      0    $   265         ---       ---         ---       ---
Conservative Growth             $      0    $   665         ---       ---         ---       ---
 Portfolio**
Balanced Portfolio**            $      0    $ 1,274         ---       ---         ---       ---
Flexible Income Portfolio**     $      0    $    25         ---       ---         ---       ---
Income Portfolio**                ------        ---         ---       ---         ---       ---

__________

* The Money Market, the Short Term High Quality Bond, the U.S. Government Securities, the Income, the Growth and Income, the Growth, the Emerging Growth and the International Growth Funds commenced operations on May 10, 1993, January 12, 1994, May 6, 1993, May 7, 1993, January 12, 1994, May 7, 1993, January 12,
1994 and May 7, 1993, respectively. Each of the Strategic Growth, Conservative Growth and Balanced Portfolios commenced operations on June 3,

1997. The Flexible Income Portfolio and the Income Portfolio commenced operations on September 9, 1997 and October 22, 1997, respectively. The Bond & Stock and Northwest Funds had not commenced operations as of December 31, 1997.


**   In addition, Sierra Administration absorbed expenses for each of the
Portfolios for the year ended December 31, 1997, as follows: Strategic Growth -- $26,463, Conservative Growth -- $27,116, Balanced Portfolio -- $29,258, Flexible Income Portfolio -- $19,620, and the Income Portfolio --$5,469.

COUNSEL AND INDEPENDENT ACCOUNTANTS

     Ropes & Gray, located at One International Place, Boston, Massachusetts 02110, and Paine, Hamblen, Coffin, Brooke & Miller, located at 717 West Sprague Avenue, Suite 1200, Spokane, Washington 99201, serve as co-counsel to the Trust.

     Deloitte & Touche LLP, located at 50 Fremont Street, San Francisco, CA 94105, serves as independent accountants to the Trust. Price Waterhouse LLP, located at 160 Federal Street, Boston, Massachusetts 02110, served as independent accountants to the Trust prior to March 24, 1998.

ORGANIZATION OF THE TRUST

     The Trust is organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated January 27, 1993, as amended from time to time (the "Declaration of Trust"). Prior to March 20, 1998, the Trust was known as The Sierra Variable Trust. Certificates representing shares in the Trust are not physically issued. The Trust's custodian and the Trust's transfer agent maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund or Portfolio except with respect to the election of Trustees and the selection of independent accountants.

     Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

     The record owner of all the Trust's shares is Separate Account D of AGL. Thus, AGL may be deemed to control the Trust. However, Contract owners may be deemed to have beneficial ownership of shares allocable to their Contracts. As of February 28, 1998, to the Trust's knowledge, no Contract owner had shares allocable to Contracts equal to more than five percent of any Fund.

     Massachusetts law provides that the shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the assets of the relevant Fund or Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.


                       INVESTMENT OBJECTIVES AND POLICIES

     The Prospectus discusses the investment objective or objectives of each of the Funds, the High Yield Fund, the Prime Income Fund and the Portfolios and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds, the High Yield Fund, the Prime Income Fund and the Portfolios may invest, the investment policies and portfolio strategies that each may utilize and certain risks attendant to such investments, policies and strategies. For this "Investment Objectives and Policies" section only, each of the High Yield and Prime Income Funds shall also be referred to as a "Fund."


STRATEGIES AVAILABLE TO ALL FUNDS AND PORTFOLIOS
------------------------------------------------

     RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Duff and Fitch, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds and the Portfolios as initial criteria for the selection of portfolio securities, but the Funds and the Portfolios will also rely upon the independent advice of WM Advisors or their respective sub-advisors to evaluate potential investments. The Appendix to this SAI contains further information concerning the ratings of these services and their significance.

     To the extent that the rating given by an NRSRO for securities may change as a result of changes in such organization or its rating system, each of the Funds and the Portfolios will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     U.S. GOVERNMENT SECURITIES. U.S. Government Securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association

("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund or Portfolio will invest in obligations issued by such an instrumentality only if WM Advisors or the relevant sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment.

     BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund or Portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund or Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

     Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, WM Advisors or the relevant sub-advisors will carefully evaluate such investments on a case-by-case basis.

     A Fund or a Portfolio may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small

Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds and Portfolios will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

     MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Funds and Portfolios may invest may be classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. In addition, the Income, Bond & Stock and Growth & Income Funds may invest in commercial mortgage-backed securities. While these securities generally are structured with one or more types of credit enhancement, they are issued by non-governmental entities and are not guaranteed by a governmental agency or instrumentality.

     Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds and the Portfolios will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

     The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7- to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

     REPURCHASE AGREEMENTS. Each Fund and Portfolio may invest in repurchase agreements without limitation. The Money Market, U.S. Government Securities, Income, Bond & Stock, Growth & Income and Northwest Funds may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.

STRATEGIES AVAILABLE TO ALL FUNDS (EXCEPT THE MONEY MARKET FUND) AND THE
------------------------------------------------------------------------
PORTFOLIOS WHERE NOTED
----------------------

     OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.

     REVERSE REPURCHASE AGREEMENTS AND BORROWING. Each of the Funds other than the Money Market Fund may engage in reverse repurchase agreements, subject to the percentage restrictions on borrowing, as under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller. Accordingly, for the Short Term High Quality Bond, Growth, International Growth and Emerging Growth Funds and for the Portfolios, borrowing may not exceed 30% of total assets. In addition, the Portfolios may not purchase additional securities when borrowing exceeds 5% of total assets. The Money Market, U. S. Government Securities, Income, Bond & Stock, Growth & Income and Northwest Funds may borrow up to 5% of total assets for emergency purposes. In addition, the Money Market Fund may borrow up to 33-1/3% of total assets to meet redemption requests. The Short Term High Quality Bond Fund is prohibited from borrowing money or entering into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33-1/3% of the Fund's total assets (after giving effect to such borrowings). A Fund will not engage in reverse repurchase transactions for the purpose of leverage.

     WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, each of the Funds (other than the Money Market Fund) may purchase or sell securities on a when-issued or a delayed-delivery basis. The Fund will enter into when-issued transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

     A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

     STRATEGIC TRANSACTIONS.   Subject to the investment limitations and
restrictions stated elsewhere in this SAI and in the Prospectus, each of the Funds, except for the Money Market Fund and the Prime Income Fund, may utilize various other investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. None of the Funds currently intends to enter into strategic transactions, excluding strategic transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.

     Strategic transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent that WM Advisors or the sub-advisor's view as to certain market movements is incorrect, losses greater than if they had not been used. Use of put and call options, currency transactions or options and futures transactions entails certain risks as described herein and the Prospectus in sections relating to such investment or instruments. Losses resulting from the use of strategic transactions would reduce net asset value, and possibly income, and such losses can be greater than if the strategic transactions had not been utilized.

     The use of strategic transactions for portfolio management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up strategic transactions are described in other sections of this SAI. Successful use of most strategic transactions depends upon WM Advisors or the sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which strategic transactions are traded. Strategic transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, strategic transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the positions. In addition, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in strategic transactions involving obligations to third parties (i.e., strategic transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.

     SWAPS, CAPS, FLOORS AND COLLARS. Among the strategic transactions into which a Fund may enter to the extent consistent with its investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.

     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, WM Advisors and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as
principles and as agents utilizing standardized swap documentation.   Caps,
floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     FUTURES ACTIVITIES. Each of the Funds permitted to engage in strategic transactions and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted strategic transactions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended, (the "Code"), applicable to a regulated investment company. See "Taxes" below and "Strategic Transactions" above.

     FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

     The purpose of entering into a futures contract is to protect the Fund or Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities.

     No consideration is paid or received by a Fund or Portfolio upon entering into a futures contract. Initially, a Fund or Portfolio would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is the equivalent of a performance bond or good faith deposit on the contract, which is returned to the Fund or Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund or Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.


     There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of WM Advisors or the relevant sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. The decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

     Although the Funds and Portfolios intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund or Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Funds and the Portfolios will be required to either (i) segregate sufficient cash or liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in their portfolios, the Funds and the Portfolios will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Funds and the Portfolios will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of their portfolios plus or minus the unrealized gain or loss on those positions.

     OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option does however change daily and that change would be reflected in the net asset value of the Fund or the Portfolio holding the option.

     When engaging in strategic transactions, the Funds and the Portfolios may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by WM Advisors or the relevant sub-advisor, which could prove to be inaccurate. Even if the expectations of WM Advisors or the sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.

STRATEGIES AVAILABLE TO SHORT TERM HIGH QUALITY BOND, BOND & STOCK, GROWTH &
----------------------------------------------------------------------------
INCOME, GROWTH, INTERNATIONAL GROWTH, NORTHWEST AND EMERGING GROWTH FUNDS
-------------------------------------------------------------------------

     OPTIONS ON SECURITIES. The Short Term High Quality Bond, Bond & Stock, Growth & Income, Growth, International Growth, Northwest and Emerging Growth Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions.

     Options written by these Funds will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Funds may write (1) in-the-money call options when WM Advisors or their sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when WM Advisors or their sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when WM Advisors or their sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

     So long as the Fund's obligation as the writer of an option continues, each of the Short Term High Quality Bond, Bond & Stock, Growth & Income, Growth, International Growth, Northwest and Emerging Growth Funds may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the relevant Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, each Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

     An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, each Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. Government Securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. National securities exchanges on which options are traded are: The Chicago Board Options Exchange
(CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange
(AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange (PSE) and the New York Stock Exchange (NYSE). Any over-the-counter option written by the Fund will be with a qualified dealer pursuant to an agreement under which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, and the ability of the Fund to enter into closing purchase transactions on options written by it.

     The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, it will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium it initially paid for the original option plus the related transaction costs.

     To facilitate closing transactions, the Fund will generally purchase or write only those options for which WM Advisors or its sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of WM Advisors and its sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which it must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If the Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.

STRATEGIES AVAILABLE TO SHORT TERM HIGH QUALITY BOND, GROWTH, INTERNATIONAL
---------------------------------------------------------------------------
GROWTH AND EMERGING GROWTH FUNDS
--------------------------------

     OPTIONS ON SECURITIES INDEXES. The Short Term High Quality Bond, Growth, International Growth and Emerging Growth Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

     Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if WM Advisors or its sub-advisor believes the option can be closed out.

     Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless WM Advisors or its sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

     Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

STRATEGIES AVAILABLE TO SHORT TERM HIGH QUALITY BOND, INCOME, GROWTH,
---------------------------------------------------------------------
INTERNATIONAL GROWTH AND EMERGING GROWTH FUNDS
----------------------------------------------

     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Short Term High Quality Bond, Income Growth, International Growth and Emerging Growth Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

     If a Fund enters into a position hedging transaction, the Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of WM Advisors or the sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The cost to a Fund of engaging in currency transactions with factors such as, the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.

     If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

     There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although WM Advisors and each sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that WM Advisors or the Fund's sub-advisor will be able to do so.

     Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.

STRATEGIES AVAILABLE TO SHORT TERM HIGH QUALITY BOND, GROWTH, INTERNATIONAL
---------------------------------------------------------------------------
GROWTH AND EMERGING GROWTH FUNDS
--------------------------------

     OPTIONS ON FOREIGN CURRENCIES. The Short Term High Quality Bond, Growth, International Growth and Emerging Growth Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

     The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when WM Advisors or a sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset-by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

     A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with the Custodian.

     The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

SPECIAL CONSIDERATIONS RELATING TO BOND & STOCK, GROWTH, INTERNATIONAL GROWTH
-----------------------------------------------------------------------------
AND EMERGING GROWTH FUNDS
-------------------------

     SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the Bond & Stock, Growth, International Growth and Emerging Growth Funds are made in securities of companies in (or governments of) developed countries, each may invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. The Growth and Emerging Growth Funds may invest up to 5% of their total assets in emerging markets and the International Growth Fund may invest up to 5% of total assets in emerging markets and up to 5% of total assets in any one country. A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

STRATEGY AVAILABLE TO SHORT TERM HIGH QUALITY BOND, INCOME, GROWTH, BOND &
--------------------------------------------------------------------
STOCK, GROWTH & INCOME, NORTHWEST, INTERNATIONAL GROWTH, AND EMERGING GROWTH
                                   ----------------------------------------
FUNDS
-----

     LENDING OF PORTFOLIO SECURITIES. Each of the Short Term High Quality Bond, Income, Growth, Bond & Stock, Growth & Income, Northwest, International Growth and Emerging Growth Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder." The Funds will not lend more than 20% of their respective total assets.

SPECIAL CONSIDERATIONS RELATING TO INCOME, HIGH YIELD, BOND & STOCK, GROWTH &
-----------------------------------------------------------------------------
INCOME, GROWTH AND EMERGING GROWTH FUNDS
----------------------------------------

     LOWER-RATED SECURITIES.  The Income, Bond & Stock, Growth & Income,
Growth and Emerging Growth Funds may each invest up to 35% of its total assets, respectively, in non-investment grade securities (rated Ba and lower by Moody's and BB and lower by Standard & Poor's) or unrated securities of comparable quality ("junk bonds"). The High Yield Fund may invest entirely in junk bonds and will generally invest at least 65% of its assets in junk bonds. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

     Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

     The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

     Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of WM Advisors and the sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on WM Advisors or its sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded WM Advisors or the Fund's sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.

     Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

STRATEGIES AVAILABLE TO PRIME INCOME FUND
-----------------------------------------

     CERTAIN CHARACTERISTICS OF SENIOR LOAN INTERESTS. Senior Loans generally are arranged through private negotiations between a Borrower and several financial institutions ("Lenders") represented in each case by one or more such Lenders acting as agent ("Agent") of the several Lenders. On behalf of the several Lenders, the Agent, which is frequently the commercial bank or other entity that originates the Senior Loan and the person that invites other parties to join the lending syndicate, will be primarily responsible for negotiating the loan agreement or agreements ("Loan Agreement") that establish the relative terms, conditions and rights of the Borrower and the several Lenders.

     The Prime Income Fund will invest in participations ("Participations") in Senior Loans, will purchase assignments ("Assignments") of portions of Senior Loans from third parties and may act as one of the group of Lenders originating a Senior Loan (an "Original Lender").

     It is anticipated that the proceeds of the Senior Loans in which the Prime Income Fund will acquire interests primarily will be used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, and, to a lesser extent, to finance internal growth and for other corporate purposes of Borrowers. The Prime Income Fund currently does not intend to acquire interests in Senior Loans the proceeds of which would be used primarily to finance construction or real estate development projects. Senior Loans have the most senior position in a Borrower's capital structure, although some Senior Loans may hold an equal ranking with other senior securities of the Borrower. The capital structure of Borrowers may include Senior Loans, senior and junior subordinated debt (which may include "junk bonds"), preferred stock and common stock issued by the Borrower, typically in descending order of seniority with respect to claims on the Borrower's assets. Senior Loans generally are secured by specific collateral, which may include guarantees. In connection with the acquisition of collateralized Senior Loans, the Prime Income Fund may invest up to 5% of its total assets in Senior Loans which are not secured by any collateral. Such unsecured Senior Loans would constitute an interim financing intended to be refinanced through, in whole or in part, a collateralized Senior Loan. In the event that the Prime Income Fund invests a portion of its assets in Senior Loans that are not secured by specific collateral, the Prime Income Fund will not enjoy the benefits associated with collateralization with respect to such Senior Loans and such Senior Loans may pose a grater risk of nonpayment of interest or loss of principal than do collateralized Senior Loans.

     As discussed below, the Prime Income Fund may also acquire warrants and equity securities issued by the Borrower or its affiliates as part of a package of investments in the Borrower or its affiliates. Warrants and equity securities will not be treated as Senior Loans and thus assets invested in such securities will not count toward the 80% of the Prime Income Fund's total assets that normally will be invested in Senior Loans. The Prime Income Fund will acquire such interests in unsecured Senior Loans, warrants and equity securities only as an incident to the intended purchase of interests in collateralized Senior Loans. Loan Agreements may also include various restrictive covenants designed to limit the activities of the Borrower in an effort to protect the right of the Lenders to receive timely payments of interest on and repayment of principal of the Senior Loans. In order to borrow money pursuant to collateralized Senior Loans, a Borrower will frequently, for the term of the Senior Loan, pledge as collateral assets, including but not limited to, trademarks, accounts receivable, inventory, buildings, real estate, franchises, and common and preferred stock in its subsidiaries. In addition, in the case of some Senior Loans, there may be additional collateral pledged in the form of guarantees by and/or securities of affiliates of the Borrowers. In certain instances, a Senior Loan may be secured only by stock in the Borrower or its subsidiaries. Such collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a Borrower's obligations under a Senior Loan.

     Restrictive covenants may include mandatory prepayment provisions arising from excess cash flows and typically include restrictions on dividend payments, specific mandatory minimum financial ratios, limits on total debt and other financial tests. Breach of such covenants, if not waived by the Lenders, is generally an event of default under the applicable Loan Agreement and may give the Lenders the right to accelerate principal and interest payments. WM Advisors will consider the terms of such restrictive covenants in deciding whether to invest in Senior Loans for the Prime Income Fund's portfolio. When the Prime Income Fund holds a Participation in a Senior Loan it may not have the right to vote to waive enforcement of any restrictive covenant breached by a Borrower. Lenders voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Prime Income Fund and such Lenders may not consider the interests of the Prime Income Fund in connection with their votes.

     Senior Loans in which the Prime Income Fund will invest generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally the prime rate offered by a Major United States Bank "Prime Rate", LIBOR, the CD rate or other base lending rates used by commercial lenders. As a result Lenders will pay more than the Prime Rate to the Prime Income Fund on their Senior Loans. The Prime Rate quoted by a major U.S. bank is the interest rate at which such bank is willing to lend U.S. dollars to its most creditworthy borrowers. LIBOR, as provided for in Loan Agreements, is an average of the interest rates quoted by several designated banks as the rates at which such banks would offer to pay interest to major financial institutional depositors in the London interbank market on U.S. dollar-denominated deposits for a specified period of time. The CD rate, as generally provided for in Loan Agreements, is the average rate paid on large certificates of deposit traded in the secondary market.

     At least 80% of the Prime Income Fund's total assets normally will be invested in Senior Loans. In normal market conditions, at least 65% of the Prime Income Fund's assets will be invested in Senior Loans which, at the time of the Prime Income Fund's initial investment in such Senior Loans, provide the Prime Income Fund with a rate of return which was at least equal to the Prime Rate existing on the date of such initial investments. The Prime Income Fund is not subject to any restrictions with respect to the maturity of Senior Loans held in its portfolio. It is currently anticipated that the Prime Income Fund's assets invested in Senior Loans will consist of Senior Loans with stated maturities of between three and seven years, inclusive, and with rates of interest which are periodically reset with reset periods typically ranging from 30 days to one year. Investment in Senior Loans with longer interest rate redetermination periods may increase fluctuations in the Prime Income Fund's net asset value as a result of changes in interest rates. The Senior Loans in the Prime Income Fund's portfolio will at all times have a dollar-weighted average time until the next interest rate redetermination of 90 days or less. As a result, as short-term interest rates increase, interest payable to the Prime Income Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to the Prime Income Fund from its investments in Senior Loans should decrease. The amount of time required to pass before the Prime Income Fund will realize the effects of changing short-term market interest rates on its portfolio will vary with the dollar-weighted average time until the next interest rate redetermination on the Senior Loans in the Prime Income Fund's portfolio. The Prime Income Fund may utilize certain investment practices to, among other things, shorten the effective interest rate redetermination period of Senior Loans in its portfolio. In such event, the Prime Income Fund will consider such shortened period to be the interest rate redetermination period of the Senior Loan; provided, however, that the Prime Income Fund will not invest in Senior Loans which permit the Borrower to select an interest rate redetermination period in excess of one year. Because most Senior Loans in the Prime Income Fund's portfolio will be subject to mandatory and/or optional prepayment and there may be significant economic incentives for a Borrower to prepay its loans, prepayments of Senior Loans in the Prime Income Fund's portfolio may occur. Accordingly, the actual remaining maturity of the Prime Income Fund's portfolio invested in Senior Loans may vary substantially from the average stated maturity of the Senior Loans held in the Prime Income Fund's portfolio. As a result of expected prepayments from time to time of Senior Loans in the Prime Income Fund's portfolio, the Prime Income Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

     When interest rates decline, the value of a portfolio invested in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-rate obligations can be expected to decline. Although the Prime Income Fund's net asset value will vary, the Prime Income Fund's management expects the Prime Income Fund's policy of acquiring interests in floating or variable rate Senior Loans to minimize fluctuations in net asset value as a result of changes in interest rates. Accordingly, the Prime Income Fund's management expects the value of the Prime Income Fund's portfolio to fluctuate significantly less than a portfolio of fixed-rate, longer term obligations as a result of interest rate changes. However, changes in prevailing interest rates can be expected to cause some fluctuation in the Prime Income Fund's net asset value. In addition to changes in interest rates, changes in the credit quality of Borrowers will also affect the Prime Interest Fund's net asset value. Further, a serious deterioration in the credit quality of a Borrower could cause a prolonged or permanent decrease in the Prime Income Fund's net asset value.

     Senior Loans generally are not rated by nationally recognized statistical rating organizations. Because of the collateralized and/or guaranteed nature of most Senior Loans, the Prime Income Fund and WM Advisors believe that ratings of other securities issued by a Borrower do not necessarily reflect adequately the relative quality of a Borrower's Senior Loans. Therefore, although WM Advisors may consider such ratings in determining whether to invest in a particular Senior Loan, WM Advisors is not required to consider such ratings and such ratings will not be the determinative factor in WM Advisors's analysis. The Prime Income Fund may invest in Senior Loans, the Borrowers with respect to which have outstanding debt securities which are rated below investment grade by a nationally recognized statistical rating organization or are unrated but of comparable quality to such securities. Such Borrowers are more likely to experience difficulty in meeting payment obligations under such debt and other subordinated obligations. These difficulties could detract from the Borrower's perceived creditworthiness or its ability to obtain financing to cover short-term cash flow needs and may force the Borrower into bankruptcy or other forms of credit restrictions. The Prime Income Fund will invest only in those Senior Loans with respect to which the Borrower, in the opinion of WM Advisors, demonstrates certain of the following characteristics: sufficient cash flow to service debt; adequate liquidity, successful operating history; strong competitive position; experienced management; and, with respect to collateralized Senior Loans, collateral; coverage that equals or exceeds the outstanding principal amount of the Senior Loan. In addition, WM Advisors will consider, and may rely in part, on the analyses performed by the Agent and other Lenders, including such persons' determinations with respect to collateral securing a Senior Loan.

     The Prime Income Fund may invest up to 100% of its assets in Participations. The selling Lenders and other persons interpositioned between such Lenders and the Prime Income Fund with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Although, as discussed below, the Prime Income Fund has taken measures which it believes significantly reduce its exposure to any risks incident to such policy, the Prime Income Fund may be more susceptible than an investment company without such a policy to any single economic, political or regulatory occurrence affecting such industries. Persons engaged in such industries may be more susceptible than are persons engaged in some other industry to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, governmental regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally.

     Loan Agreements typically provide for the termination of the Agent's agency status in the event that it fails to act as required under the relevant Loan Agreement, becomes insolvent, enters FDIC receivership, or if not FDIC insured, enters into bankruptcy. Should such an Agent, Lender or assignor with respect to an Assignment interpositioned between the Prime Income Fund and the Borrower become insolvent or enter FDIC receivership or bankruptcy, any interest in the Senior Loan of such person and any loan payment held by such person for the benefit of the Prime Income Fund should not be included in such person's estate. If, however, any such amount were included in such person's estate, the Prime Income Fund would incur certain costs and delays in realizing payment or could suffer a loss of principal and/or interest. In such event, the Prime Income Fund could experience a decrease in net asset value.

     The Prime Income Fund may be required to pay and may receive various fees and commissions in connection with purchasing, selling and holding interests in Senior Loans. The fees normally paid by Borrowers may include three types: facility fees, commitment fees and prepayment penalties. Facility fees are paid to Lenders upon origination of a Senior Loan. Commitment fees are paid to Lenders on an ongoing basis based upon the undrawn portion committed by the Lenders of the underlying Senior Loan. Lenders may receive prepayment penalties when a Borrower prepays all or part of a Senior Loan. The Prime Income Fund will receive these fees directly from the Borrower if the Prime Income Fund is an Original Lender, or, in the case of commitment fees and prepayment penalties, if the Prime Income Fund acquires an interest in a Senior Loan by way of Assignment. Whether or not the Prime Income Fund receives a facility fee from the Lender in the case of an Assignment, or any fees in the case of a Participation, depends upon negotiations between the Prime Income Fund and the Lender selling such interests. When the Prime Income Fund is an assignee, it may be required to pay a fee, or forgo a portion of interest and any fees payable to it, to the Lender selling the Assignment. Occasionally, the assignor will pay a fee to the assignee based on the portion of the principal amount of the Senior Loan which is being assigned. A Lender selling a Participation to the Prime Income Fund may deduct a portion of the interest and any fees payable to the Prime Income Fund as an administrative fee prior to payment thereof to the Prime Income Fund. The Prime Income Fund may be required to pay over or pass along to a purchaser of an interest in a Senior Loan from the Prime Income Fund a portion of any fees that the Prime Income Fund would otherwise be entitled to.

     Pursuant to the relevant Loan Agreement, a Borrower may be required in certain circumstances, and may have the option at any time, to prepay the principal amount of a Senior Loan, often without incurring a prepayment penalty. Because the interest rates on Senior Loans are periodically redetermined at relatively short intervals, the Prime Income Fund and WM Advisors believe that the prepayment of, and subsequent reinvestment by the Prime Income Fund in, Senior Loans will not have a materially adverse impact on the yield on the Prime Income Fund's portfolio and may have a beneficial impact on income due to receipt of prepayment penalties, if any, and any facility fees earned in connection with reinvestment.

     A Lender may have certain obligations pursuant to a Loan Agreement, which may include the obligation to make additional loans in certain circumstances. The Prime Income Fund currently intends to reserve against such contingent obligations by segregating sufficient investments in high quality short-term, liquid investments. The Prime Income Fund will not purchase interests in Senior Loans that would require the Prime Income Fund to make any such additional loans if such additional loan commitments would exceed 20% of the Prime Income Fund's total assets or would cause the Prime Income Fund to fail to meet the diversification requirements set forth under the heading "Investment Restrictions."

     During normal market conditions, the Prime Income Fund may invest up to 20% of its total assets in (i) high quality, short-term debt securities with remaining maturities of one year or less (including assets maintained by the Prime Income Fund as a reserve against any additional loan commitments) and (ii) warrants, equity securities and, in certain limited circumstances discussed above, junior debt securities acquired in connection with the Prime Income Fund's investments in Senior Loans. If WM Advisors determines that market conditions temporarily warrant a defensive investment policy, the Prime Income Fund may invest, subject to its ability to liquidate its relatively illiquid portfolio of Senior Loans, up to 100% of its assets in cash and such high quality, short-term debt securities. The Prime Income Fund will acquire such warrants and equity securities only as an incident to the purchase or intended purchase of interests in collateralized Senior Loans. Warrants and equity securities will not qualify as assets required to be maintained as a reserve against additional loan commitments. Although the Prime Income Fund generally will acquire interests in warrants and equity securities only when WM Advisors believes that the relative value being given by the Prime Income Fund in exchange for such interests is substantially outweighed by the potential value of such instruments, investment in warrants and equity securities entail certain risks in addition to those associated with investments in Senior Loans. Warrants and equity securities have a subordinate claim on a Borrower's assets as compared with debt securities, and junior debt securities have a subordinate claim on such assets as compared with Senior Loans. As such, the values of warrants and equity securities generally are more dependent on the financial condition of the Borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants, equity securities and junior debt securities may be more volatile than those of Senior Loans and thus may have an adverse impact on the ability of the Prime Income Fund to minimize fluctuations in its net asset value.

     SPECIAL RISK CONSIDERATIONS. On behalf of the several Lenders, the Agent generally will be required to administer and manage the Senior Loan and, with respect to collateralized Senior Loans, to service or monitor the collateral.
In this connection, the valuation of assets pledged as collateral will reflect market value and the Agent may rely on independent appraisals as to the value of specific collateral. The Agent, however, may not obtain an independent appraisal as to the value of assets pledged as collateral in all cases. The Prime Income Fund normally will rely primarily on the Agent (where the Prime Income Fund is an Original Lender or owns an Assignment) or the selling Lender (where the Prime Income Fund owns a Participation) to collect principal of and interest on a Senior Loan. Furthermore, the Prime Income Fund usually will rely on the Agent (where the Prime Income

Fund is an Original Lender or owns an Assignment) or the selling Lender (where the Prime Income Fund owns a Participation) to monitor compliance by the Borrower with the restrictive covenants in the Loan Agreement and notify the Prime Income Fund of any adverse change in the Borrower's financial condition or any declaration of insolvency. Collateralized Senior Loans will frequently be secured by all assets of the Borrower that qualify as collateral, which may include common stock of the Borrower or its subsidiaries. Additionally, the terms of the Loan Agreement may require the Borrower to pledge additional collateral to secure the Senior Loan, and enable the Agent, upon proper authorization of the Lenders, to take possession of and liquidate the collateral and to distribute the liquidation proceeds pro rata among the Lenders. If the terms of a Senior Loan do not require the Borrower to pledge additional collateral in the event of a decline in the value of the original collateral, the Prime Income Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the Borrower's obligations under the Senior Loan. Lenders that have sold Participation interests in such Senior Loan will distribute liquidation proceeds received by the Lenders pro rata among the holders of such Participations. WM Advisors will also monitor these aspects of the Prime Income Fund's investments and, where the Prime Income Fund is an Original Lender or owns an Assignment, will be directly involved with the Agent and the other Lenders regarding the exercise of credit remedies. Senior Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Prime Income Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Prime Income Fund. Although, with respect to collateralized Senior Loans, the Prime Income Fund generally will invest only in Senior Loans that WM Advisors believes are secured by specific collateral which may include guarantees, the value of which exceeds the principal amount of the Senior Loan at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a Borrower, the Prime Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. To the extent that a Senior Loan is collateralized by stock in the Borrower or its subsidiaries, such stock may lose all or substantially all of its value in the event of bankruptcy of the Borrower. The Agent generally is responsible for determining that the Lenders have obtained a perfected security interest in the collateral securing the Senior Loan. In the event that the Prime Income Fund does not believe that a perfected security interest has been obtained with respect to a collateralized Senior Loan, the Prime Income Fund will only obtain an interest in such Senior Loan if the Agent is a Designated Custodian. Some Senior Loans in which the Prime Income Fund may invest are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans, such as the Prime Income Fund, including, under certain circumstances, invalidating such Senior Loans. Lenders commonly have certain obligations pursuant to the Loan Agreement, which may include the obligation to make additional loans or release collateral in certain circumstances.

     Senior Loans in which the Prime Income Fund will invest generally will not be rated by a nationally recognized statistical rating organization, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. Although the Prime Income Fund will generally have access to financial and other information made available to the Lenders in connection with Senior Loans, the amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered and/or exchange listing securities. As a result, the performance of the Prime Income Fund and its ability to meet its investment objective is more dependent on the analytical ability of WM Advisors than would be the case for an investment company that invests primarily in rated, registered and/or exchange listed securities.

     Senior Loans are, at present, not readily marketable and may be subject to restrictions on resale. Interests in Senior Loans generally are not listed on any national securities exchange or automated quotation system and no regular market has developed for such interests. Any secondary market purchases and sales of Senior Loans generally are conducted in private transactions between buyers and sellers. Senior Loans are thus relatively illiquid, which illiquidity may impair the Prime Income Fund's ability to realize the full value of its assets in the event of a voluntary or involuntary liquidation of such assets. Liquidity relates to the ability of the Prime Income Fund to sell an investment in a timely manner. The market for relatively illiquid securities tends to be more volatile than the market for more liquid securities. The Prime Income Fund has no limitation on the amount of its assets which may be invested in securities which are not readily marketable or are subject to restrictions on resale. The substantial portion of the Prime Income Fund's assets invested in relatively illiquid Senior Loan interests may restrict the ability of the Prime Income Fund to dispose of its investments in Senior Loans in a timely fashion and at a fair price, and could result in capital losses to the Prime Income Fund and holders of Common Shares. However, many of the Senior Loans in which the Prime Income Fund expects to purchase interests are of a relatively large principal amount and are held by a relatively large number of owners which should, in WM Advisors's opinion, enhance the relative liquidity of such interests. The risks associated with illiquidity are particularly acute in situations where the Prime Income Fund's operations require cash, such as when the Prime Income Fund tenders for its Common Shares, and may result in the Prime Income Fund borrowing to meet short-term cash requirements.

     To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans in connection with highly leveraged transactions, the availability of Senior Loan interests for investment by the Prime Income Fund may be adversely affected. In addition, such requirements or restrictions may reduce or eliminate sources of financing for certain Borrowers. Further, to the extent that legislation or federal or state regulators that regulate certain financial institutions require such institutions to dispose of Senior Loan interests relating to highly leveraged transactions or subject such Senior Loan interests to increase regulatory scrutiny, such financial institutions may determine to sell such Senior Loan interests in a manner that results in a price which, in the opinion of WM Advisors, is not indicative of fair value. Were the Prime Income Fund to attempt to sell a Senior Loan interest at a time when a financial institution was engaging in such a sale with respect to such Senior Loan interest, the price at which the Prime Income Fund could consummate such a sale might be adversely affected.

     The Prime Income Fund may use various investment practices that involve special considerations including engaging in interest rate and other hedging transactions, lending its portfolio securities, entering into when-issued and delayed delivery transactions and entering into repurchase and reverse repurchase agreements. For further discussion of these practices and associated special considerations, see "Investment Practices and Special Risks" in the Prospectus.

                            INVESTMENT RESTRICTIONS

     The following section discusses the investment policies and restrictions of the Funds and Portfolios. A fundamental policy affecting a particular Fund or Portfolio may not be changed without the vote of a majority of the outstanding shares of the affected Fund or Portfolio. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the relevant Fund or Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares.

INVESTMENT RESTRICTIONS OF THE FUNDS, OTHER THAN THE NORTHWEST AND BOND & STOCK
-------------------------------------------------------------------------------
FUNDS
-----

     The investment restrictions numbered 1 through 15 below have been adopted by the Trust with respect to the Funds (other than the Bond & Stock and Northwest Funds) as fundamental policies. The investment policies adopted by the Trust prohibit a Fund (other than the Bond & Stock and Northwest Funds) from:

     1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that the entire investment portfolio of the Money Market Fund is subject to the 5% Limitation. However, the Money Market Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Money Market Fund may not hold more than one such investment at any time.

     2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government securities; provided further that this restriction shall not apply to the Growth Fund; and provided further that the Growth Fund shall not own more than 10% of the outstanding voting securities of a single issuer.

     3. Purchasing securities on margin, except that the Fund may obtain any short- term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

     4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.

     5. Borrowing money, except that (a) the Fund may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities or pending settlement of securities transactions or for emergency or extraordinary purposes in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) all of the Funds except the Money Market Fund may enter into (i) futures contracts, and (ii) dollar roll transactions. Whenever borrowings pursuant to (a) above (except that with respect to the Short Term High Quality Bond, U.S. Government Securities, Income, Growth & Income and Emerging Growth Funds, pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, (w) continuous asset coverage of at least 300% is required;
          (x) in the event such asset coverage falls below 300% due to market fluctuations or otherwise, the Fund must within 3 days reduce the amount of its borrowings so that asset coverage will again be at least 300%, even if disadvantageous from an investment standpoint; (y) borrowing pursuant to (a) over 5% must be repaid before making additional investments; and (z) any interest paid on such borrowings will reduce income. The Short Term High Quality Bond, U.S. Government Securities, Income, Growth & Income and Emerging Growth Funds may not borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such transaction).

     6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

     7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

     9. Investing in commodities, except that all of the Funds except the Money Market Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

     10. Investing in oil, gas or other mineral exploration or development programs.

     11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government Securities Fund) and the entry into repurchase agreements.

     12. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Money

          Market Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of U.S. Government Securities.

     13. With respect to the Money Market Fund, purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof.

     14. With respect to the Growth and Emerging Growth Funds, investing more than 35% of the Fund's assets in non-investment grade debt securities.

     15. With respect to the Short Term High Quality Bond Fund, having a dollar-weighted average portfolio maturity in excess of five years.

     In addition, each of the Funds (other than the Bond & Stock and Northwest Funds) has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval. Each of the Funds (other than the Bond & Stock and Northwest Funds) may not:

     1. With respect to the Growth and Emerging Growth Funds, invest more than 25% of the Fund's assets in foreign securities.

     2. Purchase securities that are not readily marketable if more than 10% of the total assets of the Money Market Fund, or more than 15% of the total assets of the Short Term High Quality Bond, U.S. Government Securities, Income, Growth & Income, Growth, Emerging Growth and International Growth Funds, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

     3.   Make investments for the purpose of exercising control or management.

     4.   Purchase or sell interests in real estate limited partnerships.

     The percentage limitations contained in the restrictions listed above, except with respect to "illiquid securities," apply at the time of purchases of securities.

INVESTMENT RESTRICTIONS OF THE BOND & STOCK AND NORTHWEST FUNDS
---------------------------------------------------------------

The Bond & Stock and Northwest Funds have adopted the fundamental investment restrictions below. Each of the Bond & Stock and Northwest Funds may not:

     1. Invest more than 5%* of its total assets in securities of any single issuer other than U.S. Government Securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation.

     2.   Acquire more than 10%* of the voting securities of any one company.
     3. Invest in real estate (except publicly traded real estate investment trusts) or commodities.
     4.   Invest in oil, gas or other mineral leases.
     5.   Invest more than 25%* of its total assets in any single industry.
     6.   Act as underwriter of securities issued by others.
     7.   Buy securities on margin, mortgage or pledge its securities.
     8. Borrow money for investment purposes (it may borrow up to 5% of its total net assets for emergency, non-investment purposes).
     9.   Lend money (except for the execution of repurchase agreements).
     10. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

*    Percentage at the time the investment is made.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
-----------------------------------------

     The following investment restrictions have been adopted by the Trust with respect to the Portfolios as fundamental policies. Each Portfolio will not:

     1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     2. Purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     3. Make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     4. (i) Purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

     5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC;

     6. Will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

     7. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

     8. Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

     In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval. Each Portfolio will not:

     1. Pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;

     2. Invest for the purpose of exercising control over management of any company;

     3. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions; (ii) in connection with mergers, acquisitions of assets or consolidations; (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;

     4. Purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a recognized stock exchange;

     5. Purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities; and

     6. Purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

PORTFOLIO TURNOVER

    Portfolio turnover considerations for the Portfolios are addressed in the Trust's prospectus.

     The Money Market Fund, attempts to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The Growth & Income, Bond & Stock, Northwest, Growth, Emerging Growth and International Growth Funds (together, the "Equity Funds") and the Short Term High Quality Bond, the U.S. Government Securities and Income Funds (collectively, the "Bond Funds") do not intend to seek profits through short- term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

     Under certain market conditions, the Equity Funds and the Bond Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

     Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what WM Advisors or a Fund's sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

PORTFOLIO TRANSACTIONS

     Purchases and sales of Fund shares by a Portfolio are effected directly through the Distributor. In addition, all decisions to buy and sell securities, including Fund shares, are made by WM Advisors, subject to the overall review of the Trustees.

     Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by WM Advisors or the Fund's sub-advisor, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by WM Advisors or its sub-advisor, those other accounts may make investments of the same type as the Fund. When a Fund and one or more other accounts managed by WM Advisors or its sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by WM Advisors or the sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that the coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

     Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

     In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, WM Advisors or the Fund's sub-advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, WM Advisors or the sub-advisor will consider the factors WM Advisors or the sub-advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory agreement between the Trust and WM Advisors and each sub-advisory agreement between WM Advisors and a sub-advisor authorizes WM Advisors or sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which WM Advisors or the sub-advisors or its affiliates exercise investment discretion. Research services provided to WM Advisors include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of WM Advisor's staff, and personal visits by such analysts, brokerage strategists and economists to WM Advisor's office. Some of these services are useful to WM Advisors in advising clients, although not all of these services are necessarily useful and of value in managing the Funds and Portfolios.

     WM Advisors or a sub-advisor may cause a Fund to pay a broker-dealer, which provides brokerage and research services to WM Advisors or the sub-advisor, an amount of disclosed commission for effecting a securities transaction in excess of the commission that another broker-dealer would have charged for effecting that transaction. The fees under the Advisory agreements between the Trust and WM Advisors are not reduced by reason of the receipt by WM Advisors or sub-advisors of brokerage and research services. The Trust's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust.

     Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

     For the fiscal years ended December 31, 1995, 1996 and 1997, the Funds paid the following brokerage commissions/1/:

                                                  1997
                                      ------------------------------
                                                       Aggregate
                                        Brokerage     Transaction
Fund                                   Commissions       Amount
----                                  ------------    --------------
Money Market Fund                        $      0      $          0
Short Term High Quality Bond Fund        $  3,690      $ 46,498,326
U.S. Government Securities Fund          $      0      $          0
Income Fund                              $      0      $          0
Growth & Income Fund                     $159,577      $160,277,446
Growth Fund                              $277,280      $271,503,994
Emerging Growth Fund                     $104,980      $ 78,329,505
International Growth Fund                $307,998      $ 90,930,692

     Total for Trust                     $853,465      $647,539,963

     Amount Paid to Affiliated
     Broker-Dealers                      $      0      $          0

________________________

/1/   During the 1997 fiscal year, the Funds and Portfolios paid no commissions to brokers providing research services.

                                              1996
                                    ---------------------------
                                                    Aggregate
                                     Brokerage     Transaction
Fund                                Commissions       Amount
----                                -----------    ------------
Money Market Fund                     $      0     $          0
 Short Term High Quality Bond Fund    $  3,514     $ 20,845,613
Short Term Global Government Fund     $  1,000     $     49,500
U.S. Government Securities Fund       $  9,844     $206,916,397
Income Fund                           $      0     $          0
Growth & Income Fund                  $106,187     $ 78,909,538
Growth Fund                           $215,458     $226,603,698
Emerging Growth Fund                  $ 79,295     $ 48,481,530
International Growth Fund             $345,365     $ 99,133,129

     Total for Trust                  $760,663     $680,939,405

     Amount Paid to Affiliated
     Broker-Dealers                   $  6,031     $  3,405,755

                                                1995
                                     ----------------------------
                                                     Aggregate
                                      Brokerage     Transaction
Fund                                 Commissions       Amount
----                                 -----------   --------------
Global Money Fund                      $      0    $            0
Short Term High Quality Bond Fund      $  2,332    $      164,272
Short Term Global Government Fund      $      0    $            0
U.S. Government Securities Fund        $  2,430    $   75,222,018
Income Fund                            $      0    $
Growth & Income Fund                   $108,464    $   61,223,495
Growth Fund                            $283,404    $1,281,740,556
Emerging Growth Fund                   $114,232    $  372,208,173
International Growth Fund              $164,195    $  535,107,481

     Total for Trust                   $675,057

     Amount Paid to Affiliated
     Broker-Dealers                    $      0


     The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of December 31, 1997, the Growth Fund held common stock of Charles Schwab Corporation, valued at approximately $1,247,000, and the International Growth Fund held common stock of Societe Generale valued at approximately $637,000.

REDEMPTIONS

     The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

     DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Fund to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.

                                NET ASSET VALUE

     The Trust will not calculate the net asset value of the Funds and Portfolios on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's or Portfolio's shares could be significantly affected.

The assets of each Fund and Portfolio are valued according to generally accepted accounting principles and applicable law. Generally, a Fund's or Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Trust's Board of Trustees:

     o A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ")) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.

     o Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is determined by the Trust's Board of Trustees or its delegates.

     o Over-the-counter securities that are not reported on the NASDAQ System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day.

     o An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

     o Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market.

     o Short-term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value; assets of the Money Market Fund are also valued at amortized cost.

     o The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Trust's Board of Trustees.

     o Shares of open-end investment companies are valued at the net asset value per share last or contemporaneously calculated.

     In carrying out the Board's valuation policies, First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, as sub-administrator, may consult with one or more independent pricing services ("Pricing Services") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government securities and short-term investments) are valued by FDISG, as sub-administrator, after consultation with a Pricing Service. The procedures of the Pricing Services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

     VALUATION OF THE MONEY MARKET FUND. The valuation of the portfolio securities of the Money Market Fund is based upon amortized costs, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The use by the Money Market Fund of the amortized cost method of valuing its respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trust to present minimal credit risks and meet certain rating criteria described in the Prospectus above. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

     The rule also provides that the extent of any deviation between the Fund's net asset values based upon available market quotations or market equivalents and the $1.00 per share net asset values based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Trust to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                                  PERFORMANCE

     From time to time, the Trust may quote the performance of a Portfolio or Fund in terms of yield, effective yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. Fund or Portfolio performance will be advertised only if accompanied by the comparable performance for the corresponding separate account.

ANNUITY CONTRACT OWNER VALUES WILL DEPEND NOT ONLY ON THE PERFORMANCE OF THE
----------------------------------------------------------------------------
FUNDS AND PORTFOLIOS, BUT ALSO ON THE MORTALITY AND EXPENSE RISK CHARGES, THE
-----------------------------------------------------------------------------
ADMINISTRATIVE CHARGES, AND ANY APPLICABLE SALES CHARGES UNDER THE ANNUITY
--------------------------------------------------------------------------
CONTRACTS.  THE TOTAL RETURNS OF THE FUNDS AND PORTFOLIOS REFLECT THE AGREEMENT
-------------------------------------------------------------------------------
OF THE FUNDS' AND PORTFOLIOS' INVESTMENT ADVISOR TO VOLUNTARILY WAIVE FEES AND
------------------------------------------------------------------------------
BEAR CERTAIN EXPENSES.  TOTAL RETURNS WOULD HAVE BEEN LOWER IF THESE FEES AND
-----------------------------------------------------------------------------
EXPENSES HAD NOT BEEN WAIVED.
-----------------------------

MONEY MARKET FUND YIELD INFORMATION

     The "yield" of the Money Market Fund refers to the income generated by an investment in the Fund over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in an Underlying Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The yield for the Money Market Fund is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional share purchased with dividends declared on the original share and any such additional shares and income received or accrued but not declared as a dividend, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Money Market Fund may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

     Based upon the foregoing calculation, for the 7-day period ended December 31, 1997, the yield for the Money Market Fund was 5.18%, and the effective yield for the Money Market Fund for the same period was 4.94%.

     The Money Market Fund yield may be compared with the yields of other investments. It should not, however, be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the interest guarantees in an annuity contract or bank deposits.

TOTAL RETURN INFORMATION

     From time to time, a Fund, other than the Money Market Fund, or Portfolio may advertise its "average annual total return" or "aggregate total return" over various periods of time. Such average annual total return figures show the average percentage change in value of an investment in the Fund or Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's or Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Fund or Portfolio during the period were reinvested in shares of that Fund or Portfolio. Figures will be given for recent one-, five-and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's or Portfolio's operations, or on a year-by-year basis).

     When considering "average" total return figures for periods longer than one year, it is important to note that the relevant Fund's or Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. An Fund or Portfolio may also use "aggregate" total return figures for various periods representing the cumulative change in value of an investment in the Fund or Portfolio for a specific period (again reflecting changes in the Fund's or Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

     Average annual total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

     Based on the foregoing, the average annual total returns for the fiscal year ended December 31, 1997 and from inception through December 31, 1997 and the aggregate total returns for the Funds from inception through December 31, 1997, were as follows*:

                                     AVERAGE ANNUAL
                                      TOTAL RETURN      AVERAGE        AGGREGATE
                                       FOR FISCAL     ANNUAL TOTAL    TOTAL RETURN
                                       YEAR ENDED     RETURN SINCE       SINCE
Fund*                                   12/31/97       INCEPTION       INCEPTION
-----                                -------------  ---------------  ---------------
Money Market Fund                          4.99%           4.46%          22.46%
Emerging Growth Fund                      12.59%          14.46%          70.88%
Bond & Stock Fund                           ---             ---             ---
International Growth Fund                (2.64)%           5.88%          20.42%
Short Term High Quality Bond Fund          5.90%           4.89%          18.13%
U.S. Government Securities Fund            9.42%           5.83%          30.15%
Income Fund                               11.35%           6.79%          35.73%
Growth & Income Fund                      28.50%         19.640%         103.73%
Growth Fund                               11.24%          16.57%         103.91%
Northwest Fund                              ---             ---             ---
Strategic Growth Portfolio                  N/A             N/A            7.00%
Conservative Growth Portfolio               N/A             N/A            4.90%
Balanced Portfolio                          N/A             N/A            4.70%
Value Portfolio                             N/A             N/A            2.30%
Income Portfolio                            N/A             N/A            0.00%

* As of December 31, 1997, the Bond & Stock and Northwest Funds had not yet commenced operations.

     The total returns shown for the Funds are not an estimate or guarantee of future performance and do not take into account charges at the annuity and separate account level.

     The performance of any or all of the Funds may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general and to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds. Lipper Analytical Services, Inc. ("Lipper") and the

Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry- wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, performance of each Fund may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Index, which represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies that represent approximately 80% of the market capitalization of the U.S. equity markets, widely regarded by investors as representative of the stock market; (2) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally considered to be a measure of inflation; (3) the Lehman Brothers Mutual Fund Short World Multi-Market Index, which includes all debt instruments of the United States and 12 major countries (determined by Lehman) denominated in dollars with maturities of one to five years; (4) the Lehman Brothers Mutual Fund U.S. Mortgage Index, which includes all agency mortgage-backed securities; (5) the Lehman Brothers Mutual Fund Debt BBB-Rated Index, which represents all investment-grade corporate debt securities; (6) the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, which includes 1050 companies representing the stock markets of Europe, Australia, New Zealand and the Far East; and (7) the U.S. Government 90-Day Treasury Bill rate. Generally, an index represents the market value of an unmanaged group of securities, regarded by investors as representative of a particular market. An index does not reflect any asset-based charges for investment management or other expenses. The performance information may also include evaluations of the funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Institutional Investor, Money and The Wall Street Journal.


                                     TAXES

     The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

     Each of the Funds and Portfolios intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. A Fund that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

     A number of technical rules are prescribed for computing net investment income and net capital gains. For example, the Fund is generally treated as receiving dividends on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

     In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other Registered Investment Companies ("RICs"), and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Fund's current and accumulated earnings and profits.

     In addition to qualifying under subchapter M by meeting the requirements described above, each Fund intends to qualify as diversified under Subchapter L so that non-qualified variable annuity contracts funded by the Trust will not fail to qualify as annuities for tax purposes. In general, for a Fund to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulation 1.817-5 requires that no more than 55% of the total value of the assets of the Fund be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. In the context of shares of registered investment companies (including shares of the Trust), each series, fund or portfolio is treated as a separate issuer. Compliance with the Subchapter L regulations is tested on the last day of each calendar year quarter.

     Notwithstanding the distribution requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a regulated investment company is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Fund and Portfolio believes that it is not subject to the excise tax, each Fund intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Fund's or Portfolio's shareholders.

     Dividends declared by Fund or Portfolio in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund or Portfolio and received by the shareholders on December 31 of that year if paid by the Fund at any time during the following January.


                              FINANCIAL STATEMENTS

     The Trust's financial statements for the fiscal year ended December 31, 1997, including notes thereto and the Report of Price Waterhouse LLP, Independent Accountants, dated February 20, 1998, are incorporated herein by reference to the Trust's Annual Report, which was filed with the Securities and Exchange Commission by the Trust on March 11, 1998. The December 31, 1997 audited financial statements incorporated by reference into this SAI and the financial highlights included in Part A of this registration statement and incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.

              DESCRIPTION OF S&P, MOODY'S, DUFF AND FITCH RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

     AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     BB, B, CCC, CC or C-Debt rated BB, B, CCC, CC or C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

     B    Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

     CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

     CC   The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

     C    The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     C1-Debt rated C1 is reserved for income bonds on which no interest is being paid.

     D-   Debt is rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                 DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt- edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small .

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds which are rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating category.

                  DESCRIPTION OF DUFF CORPORATE BOND RATINGS

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     BBB-Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

     BB+  Below investment grade but deemed likely to meet obligations when due.

     BB Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

     BB-  Overall quality may move up or down frequently within this category.

     B+   Below investment grade and possessing risk that obligations will not be met when due.

     B   Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.

     B- Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

     CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.

     Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

     DD   Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

     DP   Preferred stock with dividend arrearages.

                  DESCRIPTION OF FITCH CORPORATE BOND RATINGS

     AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events .

     AA-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB   Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC   Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C    Bonds are in imminent default in payment of interest or principal.

     DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

PLUS (+) MINUS (-)

     Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

                  DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B    Debt rated 'B' is regarded as having only speculative capacity for timely payment.

     C    This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D    This rating indicates that the obligation is in payment default.

                DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

     PRIME-1 Issuers rated Prime-1 (or supporting institutions) have superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -- Leading market positions in well established industries. -- High rates of return on funds employed. -- Conservative capitalization structure with moderate reliance on debt and ample asset protection. -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation. -- Well- established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME Issuers rate Not Prime do not fall within any of the Prime rating categories.

                DESCRIPTION OF DUFF'S COMMERCIAL PAPER RATINGS

     Duff 1+   Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1    Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     Duff 1-   High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

GOOD GRADE

     Duff 2    Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

SATISFACTORY GRADE

     Duff 3   Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

NON-INVESTMENT GRADE

     Duff 4    Speculative investment characteristics. Liquidity is not
sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

DEFAULT

     Duff 5    Issuer failed to meet scheduled principal and/or interest
payments.

                DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

     F-1+   Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1    Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-
1+'.

     F-2    Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3    Fair Credit Quality. Issues assigned this rating have
characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S   Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D     Default. Issues assigned this rating are in actual or imminent payment default.

     LOC   The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                           THE SIERRA VARIABLE TRUST
                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Index to Financial Statements and Supporting Schedules


          The following Audited financial statements as of December 31, 1997 and the report of Price Waterhouse, LLP dated February 20, 1998 are hereby incorporated by reference from the Trust's Annual Report, filed electronically with the Securities and Exchange Commission on March 11, 1998.

                Statements of Assets and Liabilities -- December 31, 1997/a/ Statements of Operations -- period ended December 31, 1997/a/ Statements of Changes in Net Assets -- year ended December 31,
                 1996 and period ended December 31, 1997/a/
                Statement of Cash Flows -- year ended December 31, 1997/a/ Financial Highlights -- year ended December 31, 1997/a//b/ Portfolio of Investments -- December 31, 1997/a/
                Notes to Financial Statements -- December 31, 1997/a/
                Report of Independent Accountants -- period ended December 31,
                 1997/a/



           /a/  Incorporated by reference into Parts A and B.

           /b/  Included in Part A.


(b)  Exhibits:

1(a) Agreement and Declaration of Trust, dated January 29, 1993, originally filed as exhibit to Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(b) Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April 27, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(c) Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated September 22, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

2         By-Laws of the Trust, originally filed as exhibit to

          Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

3         Not applicable.

4         See Exhibits 1(a)-(c) and 2.

5(a) Management Agreement, dated as of January 30, 1998, between the Trust and WM Advisors, Inc. ("WM Advisors") (formerly known as Composite Research & Management Co.) is incorporated by reference to Post - Effective Amendment No. 13, filed on February 27, 1998.

5(b)-1 Sub-Adviser Agreement, dated as of January 30, 1998 between WM Advisors and Janus Capital Corporation ("Janus") with respect to the Growth Fund and the Emerging Growth Fund is incorporated by reference to Post - Effective Amendment No. 13, filed on February 27, 1998.


5(b)-2 Sub-Adviser Agreement, dated as of January 30, 1998, between WM Advisors and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund is incorporated by reference to Post - Effective Amendment No. 13, filed on February 27, 1998.


6(a) Distribution Agreement, dated January 30, 1998, between the Trust and WM Funds Distributor, Inc. (formerly known as Composite Funds Distributor, Inc.) is incorporated by reference to Post - Effective Amendment No. 13, filed on February 27, 1998.


6(b) Participation Agreement among the Trust, WM Advisors, WM Shareholder Services, Inc. (formerly known as Murphey Favre Security Services, Inc.) ("Shareholder Services"), American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of January 30, 1998 is incorporated by reference to Post - Effective Amendment No. 13, filed on February 27, 1998.

7         Not applicable.


8 Custody Agreement, dated as of March 20, 1998, between the Trust and Boston Safe Deposit & Trust Company is incorporated by reference to Post - Effective Amendment No. 7, filed on February 28, 1997.


9(a) Transfer Agent Contract, dated as of March 20, 1998, between the Trust and Shareholder Services is incorporated by reference to Post - Effective Amendment No. 14, filed on March 26, 1998.


9(b) Administration Agreement dated January 30, 1998 between the Trust and Shareholder Services is incorporated by reference to Post - Effective Amendment No. 13, filed on February 27, 1998.


10        Consent and Opinion of Counsel.*


11(a)     Consent of Independent Accountants.*


11(b) Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees, and where applicable, officers of the Trust: Wayne L. Attwood, Arthur H. Bernstein, Kristianne Blake, Edward R. Davis, John
          W. English, Michael K. Murphy, Alfred E. Osborne, William G. Papesh, Daniel L. Pavelich and Jay Rockey are incorporated by reference to Post - Effective Amendment No. 14, filed on March 26, 1998.


11(c) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Richard C. Yancy, David E. Anderson, Anne V. Farrell and Monte D. Calvin.*

12        Not applicable.

13        Not applicable.

14        Not applicable.

15        Not applicable.

16 Certain Performance Data relating to the Funds, originally filed as an exhibit to Post - Effective Amendment No. 2 on April 22, 1994, is incorporated by reference to Post-Effective No. 7 filed on February 28, 1997.


17        Financial data schedules for the Portfolios and the Funds*

*  Filed herewith

Item 25.  Persons Controlled by or Under Common Control with Registrant

          The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to March 20, 1998, the Trust was known as The Sierra Variable Trust. Separate Account D of American General Life Insurance Company is the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

          The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File Nos. 33-57730 and 811-2441.


          The Registrant is operated under the supervision of WM Advisors.
WM Advisors is affiliated with Shareholder Services, which serves as transfer agent for the Registrant. An affiliate of WM Advisors, WM Funds Distributor, Inc. ("WM Funds Distributor") serves as the principal underwriter and distributor for the Registrant, WM Advisors, Shareholder Services and WM Funds Distributor serve in their same capacities for the four other registered investment companies.


          WM Advisors, Shareholder Services and WM Funds Distributor are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.

Item 26.  Number of Holders of Securities

                                                           (2)
           (1)                                   No. of Record Holders at
     Title of Class                                  December 31, 1997
-----------------------------------------------------------------------------

Shares of the Money Market Fund, without par                            5
value
-----------------------------------------------------------------------------
Shares of the Short Term High Quality Bond                              3
Fund, without par value
-----------------------------------------------------------------------------
Bond & Stock Fund                                                       0
-----------------------------------------------------------------------------
Shares of the U.S. Government Securities Fund, without                  4
par value
-----------------------------------------------------------------------------
Shares of the Income Fund, without                                 4
par value
-----------------------------------------------------------------------------
Shares of the Growth & Income Fund, without                        2
par value
-----------------------------------------------------------------------------
Shares of the Growth Fund, without par value                       3
-----------------------------------------------------------------------------
Shares of the Emerging Growth Fund, without                        5
par value
-----------------------------------------------------------------------------
Shares of the International Growth Fund,                           1
without par value
-----------------------------------------------------------------------------
Shares of the Northwest Fund, without par value                    0

-----------------------------------------------------------------------------
Shares of the Strategic Growth Portfolio,                          1
without par value
-----------------------------------------------------------------------------
Shares of the Conservative Growth Portfolio,                       1
without par value
-----------------------------------------------------------------------------
Shares of the Balanced Portfolio, without par                      1
value
-----------------------------------------------------------------------------
Shares of the Flexible Income Portfolio, without                   1
par value
-----------------------------------------------------------------------------
Shares of the Income Portfolio, without                            0
par value
-----------------------------------------------------------------------------

Item 27.  Indemnification

     Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

     The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust to its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 28.  Business and Other Connections of Investment Adviser --

     Registrant's Investment Adviser is WM Advisors, a wholly-owned subsidiary of Washington Mutual, Inc., a Washington corporation. The list of officers and directors of WM Advisors required by this Item 28 is as follows:


OFFICERS
--------
DIRECTORS
---------
Monte D. Calvin                   Past two fiscal years
First Vice President, Director    WM Shareholder Services, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Treasurer, Director               April 1997 - present
                                  WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Vice President, Treasurer,        July 1997 - present
Director                          WM Funds Distributor, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Craig S. Davis                    July 1997 - present
Director                          WM Funds Distributor, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Director                          WM Shareholder Services, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Director                          April 1997 - present
                                  WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Executive Vice President          December - present
                                  Washington Mutual, Inc.
                                  1201 Third Ave., Seattle, WA 98101

Chairman                          January 1996 - July 1997
                                  ASB Financial Services, Irvine, CA

J. Pamela Dawson                  July 1997 - present
                                  WM Funds Distributor, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Director                          WM Shareholder Services, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Director                          April 1997 - present
                                  WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

President                         March 1997 - present
                                  WM Financial Services
                                  1201 Third Ave., 7th Floor, Seattle, WA 98101

President                         December 1996 - July 1997
                                  ASB Financial Services, Irvine, CA

Senior Vice President/Regional    November 1996 - December 1996
Manager                           Wells Fargo Securities/First Interstate, Houston, TX

Kerry K. Killinger                Past two fiscal years
Director                          WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

CEO, Chairman, Director           Washington Mutual Bank
                                  1201 Third Avenue, Suite 1400, Seattle, WA 98101

Director                          July 1997 - present
                                  WM Funds Distributor, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Director                          WM Shareholder Services, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Philip M. Foreman                 Past two fiscal years
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Sharon L. Howells                 Past two fiscal years
First Vice President,             WM Advisors, Inc.
Corporate Secretary               1201 Third Ave., Suite 1400, Seattle, WA 98101

                                  July 1997 - present
Vice President,                   WM Funds Distributor, Inc.
Corporate Secretary               601 West Main Ave., Suite 300, Spokane, WA 98201

                                  WM Shareholder Services, Inc.
Corporate Secretary               601 West Main Ave., Suite 300, Spokane, WA 98201




Jeffrey D. Huffman                Past two fiscal years
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

B. Joel King                      March 1998 - present
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Vice President                    January 1996 - February 1998
                                  Bennington Capital Management
                                  1420 Fifth Ave., Seattle, WA 98101

William G. Papesh                 Past two fiscal years
President, Director               WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

President, Director               WM Shareholder Services, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Director                          WM Insurance Services
                                  1201 Third Ave., Seattle, WA 98101

President, Director               WM Group of Funds
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

President, Director               July 1997 - present
                                  WM Funds Distributor, Inc.
                                  601 West Main Ave., Suite 300, Spokane, WA 98201

Brian L. Placzek                  Past two fiscal years
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Gary J. Pokrzywinski              Past two fiscal years
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Audrey S. Quaye                   February 1996 - present
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Credit Analyst                    January 1996 - February 1996
                                  Tandem Computers, Cupertino, CA

Stephen C. Scott                  March 1998 - present
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Senior Investment Advisor         Sierra Investment Services Corporation
                                  9301 Corbin Ave., Northridge, CA 91324

President                         Sierra Investment Advisors Corporation
                                  9301 Corbin Ave., Northridge, CA 91324

David W. Simpson                  Past two fiscal years
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

Linda C. Walk                     December 1997 - present
Vice President                    WM Advisors, Inc.
                                  1201 Third Ave., Suite 1400, Seattle, WA 98101

                                  November 1996 - November 1997
                                  Laid Norton Trust Company
                                  Norton Building, Suite 1600, Seattle, Wa 98104

                                  January 1996 - July 1996
                                  Ernst & Young LLP
                                  2001 Market Street, 41st Floor, Philadelphia, PA 19103


Item 28(b). Business and Other Connections of Investment Sub-Advisor -- Janus Capital Corporation

     Janus Capital Corporation ("Janus") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies. Janus provides a variety of investment management and investment advisory services.

     The list required by this Item 28 of officers and directors of Janus, together with any information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, as amended through the date hereof, filed by Janus pursuant to the Advisers Act (SEC File No. 801-13991).

Item 28(c). Business and Other Connections of Investment Sub-Advisor -- Warburg Pincus Asset Management, Inc.

     Warburg Pincus Asset Management, Inc. ("Warburg") is an investment advisor registered under the Advisers Act, and acts as investment advisor for investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals.

     The list required by this Item 28 of officers and directors of Warburg, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, as amended through the date hereof, filed by Warburg pursuant to the Advisers Act (SEC File No. 801-07321).

     (a)  Janus Capital Corporation
          100 Fillmore Street, Suite 300
          Denver, Colorado 80206
          (with respect to their services as investment sub-advisor)

     (b)  Warburg Pincus Asset Management, Inc.
          466 Lexington Avenue
          New York, New York 10017-3147
          (with respect to their services as investment sub-advisor)


Item 29.  Principal Underwriter


     (a) WM Funds Distributor, the Distributor of the Trust, currently acts as distributor for the WM Trust I, WM Trust II, WM Prime Income and WM Strategic Asset Management Portfolios.

     (b) The directors and officers of WM Funds Distributor and their positions with WM Funds Distributor are set forth below. The principal business address of WM Funds Distributor, and each of its directors and officers is 601 West Main Avenue, Suite 300, Spokane, Washington 99201.


      Name And            Position And           Positions And
 Principal Business       Offices With            Offices With
       Address             Underwriter             Registrant
       -------             -----------             ----------

William G. Papesh           President              President

Sandra A. Cavanaugh    First Vice President   Senior Vice President


Monte D. Calvin          Vice President,     Chief Financial Officer,
                           Treasurer,         Senior Vice President

Sharon L. Howells        Vice President,      Senior Vice President
                       Corporate Secretary


     (c)  Not applicable.

Item 30.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
     Section 3(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Trust, 601 West
     Main Avenue, Suite 801, Spokane, Washington 99201, the offices of the Registrant's custodian, Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108 and the offices of the Registrant's subadvisors, Van Kampen American Capital Management, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206, and Warburg Pincus Asset Manager, Inc., 466 Lexington Avenue, New York, New York 10017-3147.

Item 31.  Management Services

     Registrant is not a party to any management related contract, other than as set forth in the Prospectus.

Item 32. Undertakings

     (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  **********

                                    NOTICE

                                  **********

     A copy of the Agreement and Declaration of Trust of WM Variable Trust (formerly The Sierra Variable Trust) (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Spokane, in the State of Washington on the 31st day of March, 1998.

                                   WM VARIABLE TRUST


                                   By: /s/ WILLIAM G. PAPESH*
                                       --------------------------------
                                       William G. Papesh
                                       President

          Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 15 has been signed below by the following persons in their capacities and on the date(s) indicated.

               Signature                            Title                           Date
               ---------                            -----                           ----
/s/ WILLIAM G. PAPESH*                       President and Trustee              March 31, 1998
-------------------------------------
William G. Papesh
(Principal Executive Officer)

/s/ MONTE D. CALVIN*                         Chief Financial Officer            March 31, 1998
-------------------------------------
Monte D. Calvin
(Principal Financial and Accounting
 Officer)

/s/ DAVID E. ANDERSON*                       Trustee                            March 31, 1998
-------------------------------------
David E. Anderson

/s/ WAYNE L. ATTWOOD, MD*                    Trustee                            March 31, 1998
-------------------------------------
Wayne L. Attwood, MD

/s/ ARTHUR H. BERNSTEIN*                     Trustee                            March 31, 1998
-------------------------------------
Arthur H. Bernstein

/s/ KRISTIANNE BLAKE*                        Trustee                            March 31, 1998
-------------------------------------
Kristianne Blake

/s/ EDMOND R. DAVIS*                         Trustee                            March 31, 1998
-------------------------------------
Edmond R. Davis

/s/ JOHN W. ENGLISH*                         Trustee                            March 31, 1998
-------------------------------------
John W. English

/s/ ANNE V. FARRELL*                         Trustee                            March 31, 1998
-------------------------------------
Anne V. Farrell

/s/ MICHAEL K. MURPHY*                            Trustee                       March 31, 1998
-------------------------------------
Michael K. Murphy

/s/ ALFRED E. OSBORNE JR. PH.D.*                  Trustee                       March 31, 1998
-------------------------------------
Alfred E. Osborne, Jr., Ph.D.

/s/ DANIEL L. PAVELICH*                           Trustee                       March 31, 1998
-------------------------------------
Daniel L. Pavelich

/s/ JAY ROCKEY*                                   Trustee                       March 31, 1998
-------------------------------------
Jay Rockey

/s/ RICHARD C. YANCEY*                            Trustee                       March 31, 1998
-------------------------------------
Richard C. Yancey


*By:  /s/ JOHN T. WEST
    ---------------------------------
John T. West

Attorney-in-Fact pursuant to the powers of attorney on file or filed herewith

                                 EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION

   10     Consent and Opinion of Counsel.

   11     Consent of Independent Accountants.

   11(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by Richard C. Yancey, David E. Anderson, Anne V. Farrell, and Monte D. Calvin.

   17     Financial Data Schedules.